FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
AB International Value Class A Shares (1)	Janus Henderson - Enterprise Service Shares (1)
AB Large Cap Growth Class A Shares (1)	Janus Henderson - Forty Service Shares (1)
AB Small/Mid Cap Value Class A Shares (1)	MFS® Growth Initial Class (1)
AB Sustainable Global Thematic Growth Class A Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
American Century VP Ultra® Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	PIMCO Real Return Administrative Class (1)
American Funds - Growth Class 2 Shares (1)	PIMCO Total Return Administrative Class (1)
American Funds - Growth-Income Class 2 Shares (1)	Pioneer High Yield VCT Class II Shares (1)
American Funds - International Class 2 Shares (1)	Pioneer Real Estate Shares VCT Class II Shares (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)
BlackRock Capital Appreciation V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)

BlackRock Government Money Market V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Market Participation Strategy Service Class (1)
BlackRock U.S. Government Bond V.I. Class I Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Davis Value (1)	TA Morgan Stanley Global Allocation Service Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA Multi-Managed Balanced Service Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA PIMCO Tactical - Balanced Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Templeton Growth Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Value Series I Shares (2)	TA TS&W International Equity Service Class (1)
Invesco V.I. Comstock Series I Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Core Equity Series I Shares (1)	Wanger Acorn (1)
Invesco V.I. EQV International Equity Series I Shares (1)	Wanger International (1)
Invesco V.I. Main Street Series II Shares (1)

(1) Statements of operations and changes in net assets for the years ended December 31, 2022 and 2021

(2) Statements of operations and changes in net assets for the year ended December 31, 2022 and the period April 30, 2021 (commencement of operations) through December 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Growth and Income Class A Shares	232,657.861	$6,753,085	$6,747,078	$4	$6,747,082	199,235	$33.602001	$34.338245
AB International Value Class A Shares	87,113.846	1,189,054	1,128,124	4	1,128,128	169,616	6.420079	6.953714
AB Large Cap Growth Class A Shares	1,373,266.454	78,129,298	80,885,394	(40)	80,885,354	1,353,430	22.998506	65.111721
AB Small/Mid Cap Value Class A Shares	141,489.576	2,482,541	2,351,557	(8)	2,351,549	71,811	31.265087	34.272572
AB Sustainable Global Thematic Growth Class A Shares	196,523.221	6,624,597	5,978,236	4	5,978,240	367,053	16.287123	16.287123
American Century VP Ultra® Class I Shares	357,959.319	7,104,119	6,922,933	(3)	6,922,930	175,819	37.659076	41.282557
American Funds - Asset Allocation Class 2 Shares	509,872.123	11,593,771	11,171,298	23	11,171,321	421,763	25.013712	27.419689
American Funds - Growth Class 2 Shares	368,714.491	31,946,973	27,801,073	(27)	27,801,046	626,007	42.278966	46.345198
American Funds - Growth-Income Class 2 Shares	304,540.346	14,767,972	15,062,566	6	15,062,572	467,199	30.601754	33.545384
American Funds - International Class 2 Shares	2,986,850.511	55,294,758	45,489,733	37	45,489,770	2,377,065	18.270833	20.028582
American Funds - The Bond Fund of America Class 2 Shares	650,759.021	7,200,470	6,032,536	14	6,032,550	508,817	11.260663	12.343825
BlackRock Advantage Large Cap Core V.I. Class I Shares	7,499,543.941	177,421,694	123,592,484	9	123,592,493	1,450,674	33.450937	92.069970
BlackRock Advantage Large Cap Value V.I. Class I Shares	6,115,154.060	61,601,437	56,198,266	3	56,198,269	1,604,681	27.825713	35.787096
BlackRock Advantage SMID Cap V.I. Class I Shares	5,342,748.430	125,995,845	96,062,617	(18)	96,062,599	997,012	29.621432	102.814673
BlackRock Basic Value V.I. Class I Shares	12,857,599.385	174,796,514	151,076,793	(24)	151,076,769	2,383,691	26.256648	86.391283
BlackRock Capital Appreciation V.I. Class I Shares	15,221,468.363	128,961,950	91,633,240	(17)	91,633,223	3,282,766	21.764066	35.872331
BlackRock Equity Dividend V.I. Class I Shares	795,365.560	8,847,512	8,072,960	2	8,072,962	102,590	78.691656	78.691656
BlackRock Global Allocation V.I. Class I Shares	17,486,806.583	290,103,924	258,280,133	(17)	258,280,116	6,334,960	22.441867	49.183972
BlackRock Government Money Market V.I. Class I Shares	77,499,604.024	77,499,603	77,499,604	(394)	77,499,210	6,240,501	8.954741	13.126672
BlackRock High Yield V.I. Class I Shares	8,243,673.220	59,809,249	53,171,692	285,433	53,457,125	1,574,145	19.735332	44.027421
BlackRock International V.I. Class I Shares	5,647,575.797	59,373,514	48,286,773	2	48,286,775	2,246,975	16.049272	22.180392
BlackRock Large Cap Focus Growth V.I. Class I Shares	4,490,848.339	73,642,256	56,899,048	(16)	56,899,032	1,831,168	30.795014	37.194521
BlackRock Managed Volatility V.I. Class I Shares	438,905.724	5,982,936	6,157,847	(12)	6,157,835	218,665	28.160982	28.160982
BlackRock S&P 500 Index V.I. Class I Shares	5,251,551.153	123,898,022	129,608,282	(39)	129,608,243	2,640,791	25.651151	55.350411
BlackRock Total Return V.I. Class I Shares	7,740,994.446	91,998,361	77,796,994	245,875	78,042,869	4,531,938	11.971267	24.765386
BlackRock U.S. Government Bond V.I. Class I Shares	3,833,342.580	39,538,894	34,423,416	53,145	34,476,561	1,968,576	10.538213	19.009476
Davis Value	9,156,204.133	70,233,314	48,344,758	32	48,344,790	1,954,434	22.150267	28.075251
Eaton Vance VT Floating-Rate Income	308,600.900	2,789,881	2,604,592	(187)	2,604,405	185,003	13.452995	14.747695
Federated Hermes Kaufmann II Primary Shares	1,360,748.527	26,154,309	20,547,303	(11)	20,547,292	604,761	32.477374	35.602881
Federated Hermes Managed Volatility II Primary Shares	170,287.587	1,721,021	1,440,633	(1)	1,440,632	133,796	10.596481	10.839359
Franklin Templeton Foreign Class 2 Shares	95,414.280	1,284,350	1,161,192	(1)	1,161,191	78,974	14.052051	15.404790
Franklin Templeton Growth Class 2 Shares	118,139.994	1,327,051	1,209,754	1	1,209,755	76,608	15.189962	16.651655
Invesco V.I. American Franchise Series I Shares	343,700.516	19,515,657	14,724,130	8	14,724,138	630,715	14.543014	29.958581
Invesco V.I. American Value Series I Shares	13,257.269	240,984	208,139	-	208,139	20,687	10.017939	10.110092
Invesco V.I. Comstock Series I Shares	3,049,640.826	51,509,520	62,029,694	(38)	62,029,656	1,880,971	30.215241	33.686642
Invesco V.I. Core Equity Series I Shares	1,360,479.875	42,041,136	33,399,781	(32)	33,399,749	1,395,902	23.019942	23.967214
Invesco V.I. EQV International Equity Series I Shares	180,765.313	6,289,510	5,231,348	34	5,231,382	345,893	14.449872	26.029064
Invesco V.I. Main Street Series II Shares	30,488.620	677,276	479,891	(3)	479,888	15,600	29.135582	31.938692
Invesco V.I. Main Street Mid Cap Series I Shares	204,916.113	2,114,348	1,758,180	(9)	1,758,171	68,473	24.526474	26.886332
Janus Henderson - Enterprise Service Shares	3,557.000	248,760	223,308	(26)	223,282	5,834	36.284710	39.300053
Janus Henderson - Forty Service Shares	151,509.691	6,323,141	4,614,985	1	4,614,986	129,401	34.523593	37.392468
MFS® Growth Initial Class	1,344,168.662	73,329,184	64,546,979	19	64,546,998	1,288,119	19.861610	59.009995
PIMCO CommodityRealReturn® Strategy Administrative Class	849,892.360	5,545,762	5,855,758	(5)	5,855,753	674,293	8.303332	9.102626

See accompanying notes.	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
PIMCO Low Duration Administrative Class	3,590,808.207	$36,580,020	$34,040,862	$(318)	$34,040,544	3,064,401	$10.684143	$11.571753
PIMCO Real Return Administrative Class	1,801,092.108	23,104,791	20,712,559	(92)	20,712,467	1,477,103	13.418979	14.710237
PIMCO Total Return Administrative Class	12,894,825.904	139,877,882	115,795,537	(479)	115,795,058	7,340,815	13.703594	18.322239
Pioneer High Yield VCT Class II Shares	226,648.272	2,057,275	1,761,057	11	1,761,068	102,449	16.428298	18.008932
Pioneer Real Estate Shares VCT Class II Shares	165,942.815	1,406,098	1,116,795	(19)	1,116,776	63,077	17.024825	18.347537
TA Aegon Sustainable Equity Income Service Class	1,924,610.609	35,305,903	33,892,393	1	33,892,394	2,410,840	13.757053	14.394533
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	370,091.550	3,805,319	3,060,657	-	3,060,657	268,210	11.411406	11.411406
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	309,434.727	3,481,108	2,726,120	-	2,726,120	238,235	11.443011	11.443011
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	124,682.596	1,357,701	1,105,935	1	1,105,936	99,377	11.128710	11.128710
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	69,121.145	804,215	654,577	-	654,577	56,787	11.526906	11.526906
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	18,596.768	230,996	187,269	-	187,269	15,147	12.363069	12.363069
TA BlackRock iShares Edge 40 Service Class	27,005.599	256,376	220,096	(2)	220,094	18,896	11.103223	11.965537
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	389,238.766	4,848,938	4,266,057	(3)	4,266,054	328,727	12.977499	12.977499
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	305,786.540	3,776,737	3,330,015	4	3,330,019	280,218	11.883677	11.883677
TA Goldman Sachs Managed Risk - Growth ETF Service Class	296,267.958	3,072,668	2,716,777	2	2,716,779	181,960	14.930663	14.930663
TA International Focus Initial Class	2,370,820.302	20,514,520	18,634,648	(14)	18,634,634	1,675,665	11.120742	11.120742
TA Janus Balanced Service Class	145,818.114	2,339,816	2,102,697	1	2,102,698	152,839	13.543666	13.951006
TA Janus Mid-Cap Growth Service Class	521,062.352	16,609,351	15,188,968	(16)	15,188,952	643,620	22.967249	24.284733
TA JPMorgan Enhanced Index Initial Class	47,883.030	1,050,697	946,648	-	946,648	59,404	15.669276	16.108786
TA Market Participation Strategy Service Class	93,749.880	1,152,759	843,749	26	843,775	52,574	16.049181	16.049181
TA Morgan Stanley Capital Growth Initial Class	208,529.543	2,339,056	790,327	(1)	790,326	89,905	8.710431	8.856580
TA Morgan Stanley Global Allocation Service Class	14,194.067	205,432	164,793	-	164,793	14,420	11.428290	11.454621
TA Multi-Managed Balanced Service Class	32,490.767	505,903	428,878	-	428,878	32,350	13.052709	13.445292
TA PIMCO Tactical - Balanced Service Class	118,029.625	1,395,009	1,030,399	(1)	1,030,398	82,560	12.480572	12.480572
TA PIMCO Tactical - Conservative Service Class	121,764.608	1,389,446	1,092,229	(2)	1,092,227	89,036	12.267298	12.267298
TA PIMCO Tactical - Growth Service Class	44,162.085	498,636	375,378	-	375,378	27,461	13.669456	13.669456
TA Small/Mid Cap Value Service Class	1,350,182.760	22,575,726	24,438,308	3	24,438,311	912,306	25.823684	27.829574
TA T. Rowe Price Small Cap Initial Class	888,050.003	12,007,558	8,685,129	(3)	8,685,126	642,403	13.431556	13.808381
TA TS&W International Equity Service Class	168,489.555	2,212,857	2,109,489	2	2,109,491	203,638	10.213909	10.500506
TA WMC US Growth Service Class	1,249,917.685	39,786,511	30,860,468	(9)	30,860,459	1,154,315	25.762878	27.763851
Wanger Acorn	763,197.694	12,042,331	8,357,015	8	8,357,023	281,626	28.392798	31.125520
Wanger International	1,065,678.164	22,635,807	18,628,054	6	18,628,060	1,329,373	13.463338	14.582183

See accompanying notes.	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Small/Mid Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2020:	$6,813,530	$1,888,016	$111,775,113	$4,189,526

Investment Income:
Reinvested Dividends	62,450	37,781	-	34,908
Investment Expense:
Mortality and Expense Risk and Administrative Charges	118,922	29,102	1,609,329	69,454

Net Investment Income (Loss)	(56,472)	8,679	(1,609,329)	(34,546)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	7,967,458	-
Realized Gain (Loss) on Investments	112,498	24,243	11,689,104	201,927

Net Realized Capital Gains (Losses) on Investments	112,498	24,243	19,656,562	201,927
Net Change in Unrealized Appreciation (Depreciation)	1,662,229	143,472	10,455,825	1,137,795

Net Gain (Loss) on Investment	1,774,727	167,715	30,112,387	1,339,722

Net Increase (Decrease) in Net Assets Resulting from Operations	1,718,255	176,394	28,503,058	1,305,176

Increase (Decrease) in Net Assets from Contract Transactions	(718,690)	(223,812)	(13,922,644)	(1,083,039)

Total Increase (Decrease) in Net Assets	999,565	(47,418)	14,580,414	222,137

Net Assets as of December 31, 2021:	$7,813,095	$1,840,598	$126,355,527	$4,411,663

Investment Income:
Reinvested Dividends	101,378	58,037	-	29,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	112,448	21,555	1,266,692	46,894

Net Investment Income (Loss)	(11,070)	36,482	(1,266,692)	(16,961)

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	1,153,859	-	10,945,220	403,634
Realized Gain (Loss) on Investments	55,553	(20,914)	7,461,349	212,511

Net Realized Capital Gains (Losses) on Investments	1,209,412	(20,914)	18,406,569	616,145
Net Change in Unrealized Appreciation (Depreciation)	(1,640,586)	(279,794)	(53,246,776)	(1,185,062)

Net Gain (Loss) on Investment	(431,174)	(300,708)	(34,840,207)	(568,917)

Net Increase (Decrease) in Net Assets Resulting from Operations	(442,244)	(264,226)	(36,106,899)	(585,878)

Increase (Decrease) in Net Assets from Contract Transactions	(623,769)	(448,244)	(9,363,274)	(1,474,236)

Total Increase (Decrease) in Net Assets	(1,066,013)	(712,470)	(45,470,173)	(2,060,114)

Net Assets as of December 31, 2022:	$6,747,082	$1,128,128	$80,885,354	$2,351,549

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Sustainable Global Thematic Growth Class A Shares Subaccount	American Century VP Ultra® Class I Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$8,390,267	$10,363,013	$13,019,743	$42,595,252

Investment Income:
Reinvested Dividends	-	-	212,289	91,280
Investment Expense:
Mortality and Expense Risk and Administrative Charges	122,507	148,599	219,272	717,185

Net Investment Income (Loss)	(122,507)	(148,599)	(6,983)	(625,905)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,044,085	731,147	457,277	5,678,925
Realized Gain (Loss) on Investments	689,440	759,775	535,861	6,037,833

Net Realized Capital Gains (Losses) on Investments	1,733,525	1,490,922	993,138	11,716,758
Net Change in Unrealized Appreciation (Depreciation)	130,193	775,569	717,927	(2,958,707)

Net Gain (Loss) on Investment	1,863,718	2,266,491	1,711,065	8,758,051

Net Increase (Decrease) in Net Assets Resulting from Operations	1,741,211	2,117,892	1,704,082	8,132,146

Increase (Decrease) in Net Assets from Contract Transactions	(615,755)	(1,361,290)	(586,895)	(9,006,722)

Total Increase (Decrease) in Net Assets	1,125,456	756,602	1,117,187	(874,576)

Net Assets as of December 31, 2021:	$9,515,723	$11,119,615	$14,136,930	$41,720,676

Investment Income:
Reinvested Dividends	-	-	224,189	102,004
Investment Expense:
Mortality and Expense Risk and Administrative Charges	91,908	111,889	199,216	544,413

Net Investment Income (Loss)	(91,908)	(111,889)	24,973	(442,409)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	669,498	881,491	1,248,631	4,638,292
Realized Gain (Loss) on Investments	373,108	213,690	273,961	737,342

Net Realized Capital Gains (Losses) on Investments	1,042,606	1,095,181	1,522,592	5,375,634
Net Change in Unrealized Appreciation (Depreciation)	(3,566,869)	(4,561,861)	(3,611,305)	(17,738,818)

Net Gain (Loss) on Investment	(2,524,263)	(3,466,680)	(2,088,713)	(12,363,184)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,616,171)	(3,578,569)	(2,063,740)	(12,805,593)

Increase (Decrease) in Net Assets from Contract Transactions	(921,312)	(618,116)	(901,869)	(1,114,037)

Total Increase (Decrease) in Net Assets	(3,537,483)	(4,196,685)	(2,965,609)	(13,919,630)

Net Assets as of December 31, 2022:	$5,978,240	$6,922,930	$11,171,321	$27,801,046

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - Growth-Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	American Funds - The Bond Fund of America Class 2 Shares Subaccount	BlackRock Advantage Large Cap Core V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$19,782,776	$65,128,776	$7,802,395	$153,513,397

Investment Income:
Reinvested Dividends	229,133	1,515,264	109,786	2,403,821
Investment Expense:
Mortality and Expense Risk and Administrative Charges	340,763	1,065,119	128,031	2,239,594

Net Investment Income (Loss)	(111,630)	450,145	(18,245)	164,227

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	207,008	-	324,609	75,979,012
Realized Gain (Loss) on Investments	1,040,974	1,811,163	91,237	(396,496)

Net Realized Capital Gains (Losses) on Investments	1,247,982	1,811,163	415,846	75,582,516
Net Change in Unrealized Appreciation (Depreciation)	3,045,689	(3,986,258)	(545,260)	(36,902,191)

Net Gain (Loss) on Investment	4,293,671	(2,175,095)	(129,414)	38,680,325

Net Increase (Decrease) in Net Assets Resulting from Operations	4,182,041	(1,724,950)	(147,659)	38,844,552

Increase (Decrease) in Net Assets from Contract Transactions	(3,066,382)	(1,107,312)	104,042	(18,393,890)

Total Increase (Decrease) in Net Assets	1,115,659	(2,832,262)	(43,617)	20,450,662

Net Assets as of December 31, 2021:	$20,898,435	$62,296,514	$7,758,778	$173,964,059

Investment Income:
Reinvested Dividends	207,656	877,499	189,135	1,293,474
Investment Expense:
Mortality and Expense Risk and Administrative Charges	281,964	865,136	112,235	1,889,467

Net Investment Income (Loss)	(74,308)	12,363	76,900	(595,993)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,668,241	7,006,007	77,678	2,135,794
Realized Gain (Loss) on Investments	390,400	(348,354)	(114,999)	(15,467,004)

Net Realized Capital Gains (Losses) on Investments	2,058,641	6,657,653	(37,321)	(13,331,210)
Net Change in Unrealized Appreciation (Depreciation)	(5,589,113)	(20,236,665)	(1,096,908)	(21,590,819)

Net Gain (Loss) on Investment	(3,530,472)	(13,579,012)	(1,134,229)	(34,922,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,604,780)	(13,566,649)	(1,057,329)	(35,518,022)

Increase (Decrease) in Net Assets from Contract Transactions	(2,231,083)	(3,240,095)	(668,899)	(14,853,544)

Total Increase (Decrease) in Net Assets	(5,835,863)	(16,806,744)	(1,726,228)	(50,371,566)

Net Assets as of December 31, 2022:	$15,062,572	$45,489,770	$6,032,550	$123,592,493

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Advantage Large Cap Value V.I. Class I Shares Subaccount	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Capital Appreciation V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$63,756,212	$127,316,216	$166,961,661	$150,640,227

Investment Income:
Reinvested Dividends	1,075,244	1,098,611	2,221,991	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	942,397	1,769,786	2,497,748	2,174,970

Net Investment Income (Loss)	132,847	(671,175)	(275,757)	(2,174,970)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,753,451	36,497,388	25,137,492	29,497,391
Realized Gain (Loss) on Investments	(1,431,864)	7,635,832	2,861,372	5,275,731

Net Realized Capital Gains (Losses) on Investments	9,321,587	44,133,220	27,998,864	34,773,122
Net Change in Unrealized Appreciation (Depreciation)	5,602,197	(28,582,229)	4,629,595	(5,163,382)

Net Gain (Loss) on Investment	14,923,784	15,550,991	32,628,459	29,609,740

Net Increase (Decrease) in Net Assets Resulting from Operations	15,056,631	14,879,816	32,352,702	27,434,770

Increase (Decrease) in Net Assets from Contract Transactions	(8,662,646)	(14,500,606)	(22,006,142)	(21,194,082)

Total Increase (Decrease) in Net Assets	6,393,985	379,210	10,346,560	6,240,688

Net Assets as of December 31, 2021:	$70,150,197	$127,695,426	$177,308,221	$156,880,915

Investment Income:
Reinvested Dividends	967,506	933,523	2,287,134	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	830,279	1,421,641	2,256,163	1,566,832

Net Investment Income (Loss)	137,227	(488,118)	30,971	(1,566,832)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,321,251	787,168	15,511,666	5,174,249
Realized Gain (Loss) on Investments	(2,181,770)	(2,402,603)	(5,354,563)	(4,378,735)

Net Realized Capital Gains (Losses) on Investments	(860,519)	(1,615,435)	10,157,103	795,514
Net Change in Unrealized Appreciation (Depreciation)	(5,779,450)	(20,049,929)	(21,053,263)	(58,174,173)

Net Gain (Loss) on Investment	(6,639,969)	(21,665,364)	(10,896,160)	(57,378,659)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,502,742)	(22,153,482)	(10,865,189)	(58,945,491)

Increase (Decrease) in Net Assets from Contract Transactions	(7,449,186)	(9,479,345)	(15,366,263)	(6,302,201)

Total Increase (Decrease) in Net Assets	(13,951,928)	(31,632,827)	(26,231,452)	(65,247,692)

Net Assets as of December 31, 2022:	$56,198,269	$96,062,599	$151,076,769	$91,633,223

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Equity Dividend V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock Government Money Market V.I. Class I Shares Subaccount	BlackRock High Yield V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$8,602,684	$362,526,008	$91,924,743	$73,441,354

Investment Income:
Reinvested Dividends	143,678	3,235,870	38	3,231,331
Investment Expense:
Mortality and Expense Risk and Administrative Charges	126,115	4,954,620	1,196,498	996,224

Net Investment Income (Loss)	17,563	(1,718,750)	(1,196,460)	2,235,107

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,130,762	47,902,223	4,216	195,687
Realized Gain (Loss) on Investments	225,765	13,325,583	-	967,781

Net Realized Capital Gains (Losses) on Investments	1,356,527	61,227,806	4,216	1,163,468
Net Change in Unrealized Appreciation (Depreciation)	207,333	(40,936,571)	-	(672,208)

Net Gain (Loss) on Investment	1,563,860	20,291,235	4,216	491,260

Net Increase (Decrease) in Net Assets Resulting from Operations	1,581,423	18,572,485	(1,192,244)	2,726,367

Increase (Decrease) in Net Assets from Contract Transactions	(880,570)	(36,151,810)	(7,549,570)	(6,792,636)

Total Increase (Decrease) in Net Assets	700,853	(17,579,325)	(8,741,814)	(4,066,269)

Net Assets as of December 31, 2021:	$9,303,537	$344,946,683	$83,182,929	$69,375,085

Investment Income:
Reinvested Dividends	144,558	-	1,116,617	3,099,411
Investment Expense:
Mortality and Expense Risk and Administrative Charges	116,532	3,959,971	1,118,821	823,823

Net Investment Income (Loss)	28,026	(3,959,971)	(2,204)	2,275,588

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	956,108	3,525,736	-	-
Realized Gain (Loss) on Investments	50,496	2,884,270	-	(20,890)

Net Realized Capital Gains (Losses) on Investments	1,006,604	6,410,006	-	(20,890)
Net Change in Unrealized Appreciation (Depreciation)	(1,511,494)	(59,613,946)	-	(10,006,508)

Net Gain (Loss) on Investment	(504,890)	(53,203,940)	-	(10,027,398)

Net Increase (Decrease) in Net Assets Resulting from Operations	(476,864)	(57,163,911)	(2,204)	(7,751,810)

Increase (Decrease) in Net Assets from Contract Transactions	(753,711)	(29,502,656)	(5,681,515)	(8,166,150)

Total Increase (Decrease) in Net Assets	(1,230,575)	(86,666,567)	(5,683,719)	(15,917,960)

Net Assets as of December 31, 2022:	$8,072,962	$258,280,116	$77,499,210	$53,457,125

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock International V.I. Class I Shares Subaccount	BlackRock Large Cap Focus Growth V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$71,952,501	$102,671,804	$7,742,393	$154,544,491

Investment Income:
Reinvested Dividends	492,391	-	48,920	2,107,538
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,034,619	1,426,042	97,699	2,291,602

Net Investment Income (Loss)	(542,228)	(1,426,042)	(48,779)	(184,064)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,194,718	15,416,613	-	11,903,887
Realized Gain (Loss) on Investments	3,862,221	6,680,875	152,019	11,492,333

Net Realized Capital Gains (Losses) on Investments	20,056,939	22,097,488	152,019	23,396,220
Net Change in Unrealized Appreciation (Depreciation)	(14,081,699)	(4,724,105)	(153,248)	16,116,666

Net Gain (Loss) on Investment	5,975,240	17,373,383	(1,229)	39,512,886

Net Increase (Decrease) in Net Assets Resulting from Operations	5,433,012	15,947,341	(50,008)	39,328,822

Increase (Decrease) in Net Assets from Contract Transactions	(7,629,376)	(13,287,836)	(844,161)	(18,388,849)

Total Increase (Decrease) in Net Assets	(2,196,364)	2,659,505	(894,169)	20,939,973

Net Assets as of December 31, 2021:	$69,756,137	$105,331,309	$6,848,224	$175,484,464

Investment Income:
Reinvested Dividends	428,514	-	-	2,069,030
Investment Expense:
Mortality and Expense Risk and Administrative Charges	728,608	982,462	84,160	2,004,784

Net Investment Income (Loss)	(300,094)	(982,462)	(84,160)	64,246

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,728,266	3,991,203	-	6,366,331
Realized Gain (Loss) on Investments	(455,749)	1,316,475	154,279	4,839,461

Net Realized Capital Gains (Losses) on Investments	1,272,517	5,307,678	154,279	11,205,792
Net Change in Unrealized Appreciation (Depreciation)	(18,684,433)	(43,653,237)	205,363	(44,412,752)

Net Gain (Loss) on Investment	(17,411,916)	(38,345,559)	359,642	(33,206,960)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,712,010)	(39,328,021)	275,482	(33,142,714)

Increase (Decrease) in Net Assets from Contract Transactions	(3,757,352)	(9,104,256)	(965,871)	(12,733,507)

Total Increase (Decrease) in Net Assets	(21,469,362)	(48,432,277)	(690,389)	(45,876,221)

Net Assets as of December 31, 2022:	$48,286,775	$56,899,032	$6,157,835	$129,608,243

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Total Return V.I. Class I Shares Subaccount	BlackRock U.S. Government Bond V.I. Class I Shares Subaccount	Davis Value Subaccount	Eaton Vance VT Floating-Rate Income Subaccount

Net Assets as of December 31, 2020:	$116,668,243	$51,946,763	$63,464,588	$3,243,622

Investment Income:
Reinvested Dividends	1,837,045	541,246	396,243	94,837
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,557,118	670,163	973,104	45,930

Net Investment Income (Loss)	279,927	(128,917)	(576,861)	48,907

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	354,826	-	10,789,990	-
Realized Gain (Loss) on Investments	595,018	182,807	(102,986)	(13,299)

Net Realized Capital Gains (Losses) on Investments	949,844	182,807	10,687,004	(13,299)
Net Change in Unrealized Appreciation (Depreciation)	(4,420,561)	(1,546,158)	127,633	35,568

Net Gain (Loss) on Investment	(3,470,717)	(1,363,351)	10,814,637	22,269

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,190,790)	(1,492,268)	10,237,776	71,176

Increase (Decrease) in Net Assets from Contract Transactions	(8,724,193)	(4,906,122)	(7,640,614)	(58,161)

Total Increase (Decrease) in Net Assets	(11,914,983)	(6,398,390)	2,597,162	13,015

Net Assets as of December 31, 2021:	$104,753,260	$45,548,373	$66,061,750	$3,256,637

Investment Income:
Reinvested Dividends	2,024,774	582,013	675,787	131,805
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,257,258	529,025	761,641	42,958

Net Investment Income (Loss)	767,516	52,988	(85,854)	88,847

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,381	-	11,893,844	-
Realized Gain (Loss) on Investments	(1,594,700)	(545,130)	(1,618,483)	(54,430)

Net Realized Capital Gains (Losses) on Investments	(1,579,319)	(545,130)	10,275,361	(54,430)
Net Change in Unrealized Appreciation (Depreciation)	(14,446,643)	(5,642,980)	(23,902,525)	(171,293)

Net Gain (Loss) on Investment	(16,025,962)	(6,188,110)	(13,627,164)	(225,723)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,258,446)	(6,135,122)	(13,713,018)	(136,876)

Increase (Decrease) in Net Assets from Contract Transactions	(11,451,945)	(4,936,690)	(4,003,942)	(515,356)

Total Increase (Decrease) in Net Assets	(26,710,391)	(11,071,812)	(17,716,960)	(652,232)

Net Assets as of December 31, 2022:	$78,042,869	$34,476,561	$48,344,790	$2,604,405

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Federated Hermes Kaufmann II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Franklin Templeton Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$37,572,262	$1,763,046	$1,523,984	$1,828,963

Investment Income:
Reinvested Dividends	-	32,949	29,015	20,311
Investment Expense:
Mortality and Expense Risk and Administrative Charges	493,163	24,675	21,701	26,692

Net Investment Income (Loss)	(493,163)	8,274	7,314	(6,381)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,471,727	-	-	-
Realized Gain (Loss) on Investments	2,258,089	48,612	6,581	(1,277)

Net Realized Capital Gains (Losses) on Investments	4,729,816	48,612	6,581	(1,277)
Net Change in Unrealized Appreciation (Depreciation)	(3,760,820)	220,378	30,139	70,158

Net Gain (Loss) on Investment	968,996	268,990	36,720	68,881

Net Increase (Decrease) in Net Assets Resulting from Operations	475,833	277,264	44,034	62,500

Increase (Decrease) in Net Assets from Contract Transactions	(5,879,320)	(318,950)	(210,898)	(126,115)

Total Increase (Decrease) in Net Assets	(5,403,487)	(41,686)	(166,864)	(63,615)

Net Assets as of December 31, 2021:	$32,168,775	$1,721,360	$1,357,120	$1,765,348

Investment Income:
Reinvested Dividends	-	28,463	37,104	2,071
Investment Expense:
Mortality and Expense Risk and Administrative Charges	320,442	21,394	17,662	19,967

Net Investment Income (Loss)	(320,442)	7,069	19,442	(17,896)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,886,202	356,852	-	-
Realized Gain (Loss) on Investments	220,202	(21,003)	(33,371)	(119,092)

Net Realized Capital Gains (Losses) on Investments	3,106,404	335,849	(33,371)	(119,092)
Net Change in Unrealized Appreciation (Depreciation)	(12,556,929)	(600,376)	(107,884)	(60,683)

Net Gain (Loss) on Investment	(9,450,525)	(264,527)	(141,255)	(179,775)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,770,967)	(257,458)	(121,813)	(197,671)

Increase (Decrease) in Net Assets from Contract Transactions	(1,850,516)	(23,270)	(74,116)	(357,922)

Total Increase (Decrease) in Net Assets	(11,621,483)	(280,728)	(195,929)	(555,593)

Net Assets as of December 31, 2022:	$20,547,292	$1,440,632	$1,161,191	$1,209,755

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. American Franchise Series I Shares Subaccount	Invesco V.I. American Value Series I Shares Subaccount(1)	Invesco V.I. Comstock Series I Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount

Net Assets as of December 31, 2020:	$23,671,266	$-	$66,647,765	$42,097,241

Investment Income:
Reinvested Dividends	-	1,008	1,266,530	291,839
Investment Expense:
Mortality and Expense Risk and Administrative Charges	329,832	2,294	1,019,102	607,327

Net Investment Income (Loss)	(329,832)	(1,286)	247,428	(315,488)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,683,225	-	-	999,571
Realized Gain (Loss) on Investments	2,194,498	871	3,723,890	1,770,532

Net Realized Capital Gains (Losses) on Investments	4,877,723	871	3,723,890	2,770,103
Net Change in Unrealized Appreciation (Depreciation)	(2,170,788)	12,234	15,576,043	7,788,235

Net Gain (Loss) on Investment	2,706,935	13,105	19,299,933	10,558,338

Net Increase (Decrease) in Net Assets Resulting from Operations	2,377,103	11,819	19,547,361	10,242,850

Increase (Decrease) in Net Assets from Contract Transactions	(3,060,620)	214,654	(14,010,499)	(5,734,053)

Total Increase (Decrease) in Net Assets	(683,517)	226,473	5,536,862	4,508,797

Net Assets as of December 31, 2021:	$22,987,749	$226,473	$72,184,627	$46,606,038

Investment Income:
Reinvested Dividends	-	1,566	1,037,040	336,984
Investment Expense:
Mortality and Expense Risk and Administrative Charges	239,511	3,120	943,220	505,461

Net Investment Income (Loss)	(239,511)	(1,554)	93,820	(168,477)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,545,888	38,199	1,976,661	5,726,921
Realized Gain (Loss) on Investments	727,725	(222)	2,715,422	(142,756)

Net Realized Capital Gains (Losses) on Investments	5,273,613	37,977	4,692,083	5,584,165
Net Change in Unrealized Appreciation (Depreciation)	(12,246,338)	(45,078)	(4,983,934)	(15,145,476)

Net Gain (Loss) on Investment	(6,972,725)	(7,101)	(291,851)	(9,561,311)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,212,236)	(8,655)	(198,031)	(9,729,788)

Increase (Decrease) in Net Assets from Contract Transactions	(1,051,375)	(9,679)	(9,956,940)	(3,476,501)

Total Increase (Decrease) in Net Assets	(8,263,611)	(18,334)	(10,154,971)	(13,206,289)

Net Assets as of December 31, 2022:	$14,724,138	$208,139	$62,029,656	$33,399,749

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco V.I. EQV International Equity Series I Shares Subaccount	Invesco V.I. Main Street Series II Shares Subaccount	Invesco V.I. Main Street Mid Cap Series I Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount

Net Assets as of December 31, 2020:	$6,975,293	$691,973	$2,675,157	$447,425

Investment Income:
Reinvested Dividends	89,975	3,480	11,965	1,151
Investment Expense:
Mortality and Expense Risk and Administrative Charges	111,570	9,407	42,177	6,066

Net Investment Income (Loss)	(21,595)	(5,927)	(30,212)	(4,915)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	475,172	39,567	-	43,409
Realized Gain (Loss) on Investments	245,258	16,082	(59,268)	78,681

Net Realized Capital Gains (Losses) on Investments	720,430	55,649	(59,268)	122,090
Net Change in Unrealized Appreciation (Depreciation)	(401,209)	106,316	626,558	(54,852)

Net Gain (Loss) on Investment	319,221	161,965	567,290	67,238

Net Increase (Decrease) in Net Assets Resulting from Operations	297,626	156,038	537,078	62,323

Increase (Decrease) in Net Assets from Contract Transactions	(357,762)	(123,369)	(713,677)	(197,812)

Total Increase (Decrease) in Net Assets	(60,136)	32,669	(176,599)	(135,489)

Net Assets as of December 31, 2021:	$6,915,157	$724,642	$2,498,558	$311,936

Investment Income:
Reinvested Dividends	96,810	5,553	6,591	699
Investment Expense:
Mortality and Expense Risk and Administrative Charges	89,269	7,286	31,210	3,591

Net Investment Income (Loss)	7,541	(1,733)	(24,619)	(2,892)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	617,527	192,981	393,760	45,430
Realized Gain (Loss) on Investments	(50,799)	21,329	(66,718)	(6,480)

Net Realized Capital Gains (Losses) on Investments	566,728	214,310	327,042	38,950
Net Change in Unrealized Appreciation (Depreciation)	(1,916,073)	(344,269)	(677,193)	(90,945)

Net Gain (Loss) on Investment	(1,349,345)	(129,959)	(350,151)	(51,995)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,341,804)	(131,692)	(374,770)	(54,887)

Increase (Decrease) in Net Assets from Contract Transactions	(341,971)	(113,062)	(365,617)	(33,767)

Total Increase (Decrease) in Net Assets	(1,683,775)	(244,754)	(740,387)	(88,654)

Net Assets as of December 31, 2022:	$5,231,382	$479,888	$1,758,171	$223,282

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Janus Henderson - Forty Service Shares Subaccount	MFS® Growth Initial Class Subaccount	PIMCO CommodityRealReturn® Strategy Administrative Class Subaccount	PIMCO Low Duration Administrative Class Subaccount

Net Assets as of December 31, 2020:	$7,970,628	$99,306,874	$7,696,210	$45,062,295

Investment Income:
Reinvested Dividends	46,778	-	337,706	234,173
Investment Expense:
Mortality and Expense Risk and Administrative Charges	129,393	1,406,815	122,150	672,822

Net Investment Income (Loss)	(82,615)	(1,406,815)	215,556	(438,649)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,056,511	13,847,073	-	-
Realized Gain (Loss) on Investments	947,577	12,334,668	(79,546)	(49,622)

Net Realized Capital Gains (Losses) on Investments	2,004,088	26,181,741	(79,546)	(49,622)
Net Change in Unrealized Appreciation (Depreciation)	(262,586)	(4,502,439)	2,114,105	(597,032)

Net Gain (Loss) on Investment	1,741,502	21,679,302	2,034,559	(646,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,658,887	20,272,487	2,250,115	(1,085,303)

Increase (Decrease) in Net Assets from Contract Transactions	(486,267)	(13,669,339)	(2,382,588)	573,981

Total Increase (Decrease) in Net Assets	1,172,620	6,603,148	(132,473)	(511,322)

Net Assets as of December 31, 2021:	$9,143,248	$105,910,022	$7,563,737	$44,550,973

Investment Income:
Reinvested Dividends	2,666	-	1,529,558	610,996
Investment Expense:
Mortality and Expense Risk and Administrative Charges	89,094	1,045,151	108,956	597,836

Net Investment Income (Loss)	(86,428)	(1,045,151)	1,420,602	13,160

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	933,047	8,671,066	-	-
Realized Gain (Loss) on Investments	375,870	5,497,108	582,903	(685,354)

Net Realized Capital Gains (Losses) on Investments	1,308,917	14,168,174	582,903	(685,354)
Net Change in Unrealized Appreciation (Depreciation)	(3,976,228)	(46,334,016)	(1,153,069)	(2,385,544)

Net Gain (Loss) on Investment	(2,667,311)	(32,165,842)	(570,166)	(3,070,898)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,753,739)	(33,210,993)	850,436	(3,057,738)

Increase (Decrease) in Net Assets from Contract Transactions	(1,774,523)	(8,152,031)	(2,558,420)	(7,452,691)

Total Increase (Decrease) in Net Assets	(4,528,262)	(41,363,024)	(1,707,984)	(10,510,429)

Net Assets as of December 31, 2022:	$4,614,986	$64,546,998	$5,855,753	$34,040,544

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	PIMCO Real Return Administrative Class Subaccount	PIMCO Total Return Administrative Class Subaccount	Pioneer High Yield VCT Class II Shares Subaccount	Pioneer Real Estate Shares VCT Class II Shares Subaccount

Net Assets as of December 31, 2020:	$28,285,343	$171,674,446	$2,474,038	$1,405,253

Investment Income:
Reinvested Dividends	1,417,856	2,945,049	123,710	15,349
Investment Expense:
Mortality and Expense Risk and Administrative Charges	428,482	2,306,501	36,613	22,782

Net Investment Income (Loss)	989,374	638,548	87,097	(7,433)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,904,704	-	-
Realized Gain (Loss) on Investments	379,857	276,173	(17,994)	(253,186)

Net Realized Capital Gains (Losses) on Investments	379,857	7,180,877	(17,994)	(253,186)
Net Change in Unrealized Appreciation (Depreciation)	(223,351)	(12,256,609)	28,675	769,461

Net Gain (Loss) on Investment	156,506	(5,075,732)	10,681	516,275

Net Increase (Decrease) in Net Assets Resulting from Operations	1,145,880	(4,437,184)	97,778	508,842

Increase (Decrease) in Net Assets from Contract Transactions	(1,155,670)	(12,560,039)	(71,058)	(302,190)

Total Increase (Decrease) in Net Assets	(9,790)	(16,997,223)	26,720	206,652

Net Assets as of December 31, 2021:	$28,275,553	$154,677,223	$2,500,758	$1,611,905

Investment Income:
Reinvested Dividends	1,659,364	3,351,693	98,021	20,677
Investment Expense:
Mortality and Expense Risk and Administrative Charges	369,956	1,871,838	30,879	19,909

Net Investment Income (Loss)	1,289,408	1,479,855	67,142	768

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	80,669
Realized Gain (Loss) on Investments	56,773	(3,252,277)	(69,490)	(83,683)

Net Realized Capital Gains (Losses) on Investments	56,773	(3,252,277)	(69,490)	(3,014)
Net Change in Unrealized Appreciation (Depreciation)	(4,824,092)	(21,328,399)	(301,970)	(511,290)

Net Gain (Loss) on Investment	(4,767,319)	(24,580,676)	(371,460)	(514,304)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,477,911)	(23,100,821)	(304,318)	(513,536)

Increase (Decrease) in Net Assets from Contract Transactions	(4,085,175)	(15,781,344)	(435,372)	18,407

Total Increase (Decrease) in Net Assets	(7,563,086)	(38,882,165)	(739,690)	(495,129)

Net Assets as of December 31, 2022:	$20,712,467	$115,795,058	$1,761,068	$1,116,776

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon Sustainable Equity Income Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2020:	$46,322,059	$3,781,889	$3,494,642	$1,481,201

Investment Income:
Reinvested Dividends	889,752	41,157	31,708	8,132
Investment Expense:
Mortality and Expense Risk and Administrative Charges	715,212	50,648	48,265	20,040

Net Investment Income (Loss)	174,540	(9,491)	(16,557)	(11,908)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	60,321	-	-
Realized Gain (Loss) on Investments	(675,623)	19,174	5,122	21,969

Net Realized Capital Gains (Losses) on Investments	(675,623)	79,495	5,122	21,969
Net Change in Unrealized Appreciation (Depreciation)	9,265,661	89,791	248,318	80,384

Net Gain (Loss) on Investment	8,590,038	169,286	253,440	102,353

Net Increase (Decrease) in Net Assets Resulting from Operations	8,764,578	159,795	236,883	90,445

Increase (Decrease) in Net Assets from Contract Transactions	(9,363,280)	(276,200)	(85,036)	(123,666)

Total Increase (Decrease) in Net Assets	(598,702)	(116,405)	151,847	(33,221)

Net Assets as of December 31, 2021:	$45,723,357	$3,665,484	$3,646,489	$1,447,980

Investment Income:
Reinvested Dividends	702,704	42,183	40,979	15,519
Investment Expense:
Mortality and Expense Risk and Administrative Charges	596,618	43,350	41,803	16,122

Net Investment Income (Loss)	106,086	(1,167)	(824)	(603)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,327,286	432,363	381,660	53,213
Realized Gain (Loss) on Investments	(1,633,854)	(17,738)	(92,056)	3,836

Net Realized Capital Gains (Losses) on Investments	(306,568)	414,625	289,604	57,049
Net Change in Unrealized Appreciation (Depreciation)	(5,619,239)	(1,013,312)	(952,567)	(326,908)

Net Gain (Loss) on Investment	(5,925,807)	(598,687)	(662,963)	(269,859)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,819,721)	(599,854)	(663,787)	(270,462)

Increase (Decrease) in Net Assets from Contract Transactions	(6,011,242)	(4,973)	(256,582)	(71,582)

Total Increase (Decrease) in Net Assets	(11,830,963)	(604,827)	(920,369)	(342,044)

Net Assets as of December 31, 2022:	$33,892,394	$3,060,657	$2,726,120	$1,105,936

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount

Net Assets as of December 31, 2020:	$696,889	$388,358	$449,464	$4,547,851

Investment Income:
Reinvested Dividends	3,040	1,313	4,408	67,633
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,662	6,162	4,384	72,641

Net Investment Income (Loss)	(4,622)	(4,849)	24	(5,008)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	50,924	40,881	5,680	273,258
Realized Gain (Loss) on Investments	8,658	1,385	10,952	156,229

Net Realized Capital Gains (Losses) on Investments	59,582	42,266	16,632	429,487
Net Change in Unrealized Appreciation (Depreciation)	(12,642)	18,179	(3,712)	8,569

Net Gain (Loss) on Investment	46,940	60,445	12,920	438,056

Net Increase (Decrease) in Net Assets Resulting from Operations	42,318	55,596	12,944	433,048

Increase (Decrease) in Net Assets from Contract Transactions	(178,754)	38,436	(172,299)	173,412

Total Increase (Decrease) in Net Assets	(136,436)	94,032	(159,355)	606,460

Net Assets as of December 31, 2021:	$560,453	$482,390	$290,109	$5,154,311

Investment Income:
Reinvested Dividends	8,076	4,788	3,799	71,034
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,271	5,239	3,625	62,247

Net Investment Income (Loss)	(195)	(451)	174	8,787

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	52,117	39,507	9,920	118,443
Realized Gain (Loss) on Investments	(4,679)	(60,621)	(2,609)	(22,044)

Net Realized Capital Gains (Losses) on Investments	47,438	(21,114)	7,311	96,399
Net Change in Unrealized Appreciation (Depreciation)	(151,881)	(69,551)	(51,635)	(931,848)

Net Gain (Loss) on Investment	(104,443)	(90,665)	(44,324)	(835,449)

Net Increase (Decrease) in Net Assets Resulting from Operations	(104,638)	(91,116)	(44,150)	(826,662)

Increase (Decrease) in Net Assets from Contract Transactions	198,762	(204,005)	(25,865)	(61,595)

Total Increase (Decrease) in Net Assets	94,124	(295,121)	(70,015)	(888,257)

Net Assets as of December 31, 2022:	$654,577	$187,269	$220,094	$4,266,054

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA International Focus Initial Class Subaccount	TA Janus Balanced Service Class Subaccount

Net Assets as of December 31, 2020:	$3,721,597	$2,916,248	$26,120,964	$2,405,758

Investment Income:
Reinvested Dividends	59,661	27,280	314,730	29,239
Investment Expense:
Mortality and Expense Risk and Administrative Charges	49,062	41,176	350,095	38,124

Net Investment Income (Loss)	10,599	(13,896)	(35,365)	(8,885)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	51,824	145,938	-	110,737
Realized Gain (Loss) on Investments	12,531	19,105	402,633	28,518

Net Realized Capital Gains (Losses) on Investments	64,355	165,043	402,633	139,255
Net Change in Unrealized Appreciation (Depreciation)	(30,754)	206,741	1,966,890	202,004

Net Gain (Loss) on Investment	33,601	371,784	2,369,523	341,259

Net Increase (Decrease) in Net Assets Resulting from Operations	44,200	357,888	2,334,158	332,374

Increase (Decrease) in Net Assets from Contract Transactions	35,741	(165,869)	(3,120,050)	(25,487)

Total Increase (Decrease) in Net Assets	79,941	192,019	(785,892)	306,887

Net Assets as of December 31, 2021:	$3,801,538	$3,108,267	$25,335,072	$2,712,645

Investment Income:
Reinvested Dividends	53,209	37,850	589,550	19,330
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,750	36,463	267,993	35,493

Net Investment Income (Loss)	8,459	1,387	321,557	(16,163)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,703	158,994	1,032,374	274,479
Realized Gain (Loss) on Investments	(53,780)	(4,527)	(142,968)	637

Net Realized Capital Gains (Losses) on Investments	(4,077)	154,467	889,406	275,116
Net Change in Unrealized Appreciation (Depreciation)	(483,582)	(640,095)	(6,491,432)	(748,918)

Net Gain (Loss) on Investment	(487,659)	(485,628)	(5,602,026)	(473,802)

Net Increase (Decrease) in Net Assets Resulting from Operations	(479,200)	(484,241)	(5,280,469)	(489,965)

Increase (Decrease) in Net Assets from Contract Transactions	7,681	92,753	(1,419,969)	(119,982)

Total Increase (Decrease) in Net Assets	(471,519)	(391,488)	(6,700,438)	(609,947)

Net Assets as of December 31, 2022:	$3,330,019	$2,716,779	$18,634,634	$2,102,698

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$20,963,332	$1,211,504	$860,449	$2,380,679

Investment Income:
Reinvested Dividends	20,982	10,885	4,563	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	319,472	18,053	12,351	32,872

Net Investment Income (Loss)	(298,490)	(7,168)	(7,788)	(32,872)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,758,338	158,770	94,654	516,884
Realized Gain (Loss) on Investments	1,649,310	95,830	1,837	557,589

Net Realized Capital Gains (Losses) on Investments	4,407,648	254,600	96,491	1,074,473
Net Change in Unrealized Appreciation (Depreciation)	(1,092,117)	87,942	22,245	(1,184,870)

Net Gain (Loss) on Investment	3,315,531	342,542	118,736	(110,397)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,017,041	335,374	110,948	(143,269)

Increase (Decrease) in Net Assets from Contract Transactions	(3,377,459)	(229,080)	(3,687)	(598,049)

Total Increase (Decrease) in Net Assets	(360,418)	106,294	107,261	(741,318)

Net Assets as of December 31, 2021:	$20,602,914	$1,317,798	$967,710	$1,639,361

Investment Income:
Reinvested Dividends	-	6,710	306	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	266,221	14,773	11,847	14,615

Net Investment Income (Loss)	(266,221)	(8,063)	(11,541)	(14,615)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,763,473	118,330	219,500	675,114
Realized Gain (Loss) on Investments	739,089	14,962	(3,547)	(201,503)

Net Realized Capital Gains (Losses) on Investments	3,502,562	133,292	215,953	473,611
Net Change in Unrealized Appreciation (Depreciation)	(6,920,731)	(368,638)	(365,234)	(1,535,740)

Net Gain (Loss) on Investment	(3,418,169)	(235,346)	(149,281)	(1,062,129)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,684,390)	(243,409)	(160,822)	(1,076,744)

Increase (Decrease) in Net Assets from Contract Transactions	(1,729,572)	(127,741)	36,887	227,709

Total Increase (Decrease) in Net Assets	(5,413,962)	(371,150)	(123,935)	(849,035)

Net Assets as of December 31, 2022:	$15,188,952	$946,648	$843,775	$790,326

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Morgan Stanley Global Allocation Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount	TA PIMCO Tactical - Conservative Service Class Subaccount

Net Assets as of December 31, 2020:	$217,107	$403,268	$1,291,467	$1,491,205

Investment Income:
Reinvested Dividends	1,021	3,938	-	13,940
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,498	6,302	17,781	18,464

Net Investment Income (Loss)	(2,477)	(2,364)	(17,781)	(4,524)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,986	22,850	99,634	108,491
Realized Gain (Loss) on Investments	9,258	9,736	2,652	6,575

Net Realized Capital Gains (Losses) on Investments	26,244	32,586	102,286	115,066
Net Change in Unrealized Appreciation (Depreciation)	(10,752)	28,260	(20,866)	(74,197)

Net Gain (Loss) on Investment	15,492	60,846	81,420	40,869

Net Increase (Decrease) in Net Assets Resulting from Operations	13,015	58,482	63,639	36,345

Increase (Decrease) in Net Assets from Contract Transactions	(17,522)	(21,754)	8,002	(171,113)

Total Increase (Decrease) in Net Assets	(4,507)	36,728	71,641	(134,768)

Net Assets as of December 31, 2021:	$212,600	$439,996	$1,363,108	$1,356,437

Investment Income:
Reinvested Dividends	178	4,318	6,467	11,978
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,880	6,749	15,555	15,312

Net Investment Income (Loss)	(2,702)	(2,431)	(9,088)	(3,334)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,927	56,908	108,618	65,816
Realized Gain (Loss) on Investments	(8,217)	3,976	(25,641)	(19,941)

Net Realized Capital Gains (Losses) on Investments	24,710	60,884	82,977	45,875
Net Change in Unrealized Appreciation (Depreciation)	(64,960)	(146,970)	(355,528)	(287,780)

Net Gain (Loss) on Investment	(40,250)	(86,086)	(272,551)	(241,905)

Net Increase (Decrease) in Net Assets Resulting from Operations	(42,952)	(88,517)	(281,639)	(245,239)

Increase (Decrease) in Net Assets from Contract Transactions	(4,855)	77,399	(51,071)	(18,971)

Total Increase (Decrease) in Net Assets	(47,807)	(11,118)	(332,710)	(264,210)

Net Assets as of December 31, 2022:	$164,793	$428,878	$1,030,398	$1,092,227

See Accompanying Notes.
(1) See Footnote 1	23

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA PIMCO Tactical - Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount

Net Assets as of December 31, 2020:	$380,802	$33,058,726	$11,704,719	$2,896,657

Investment Income:
Reinvested Dividends	-	165,249	-	48,803
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,092	514,776	183,264	40,612

Net Investment Income (Loss)	(6,092)	(349,527)	(183,264)	8,191

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,511	-	1,177,858	-
Realized Gain (Loss) on Investments	418	1,561,383	485,789	80,667

Net Realized Capital Gains (Losses) on Investments	35,929	1,561,383	1,663,647	80,667
Net Change in Unrealized Appreciation (Depreciation)	3,690	6,775,814	(369,292)	231,863

Net Gain (Loss) on Investment	39,619	8,337,197	1,294,355	312,530

Net Increase (Decrease) in Net Assets Resulting from Operations	33,527	7,987,670	1,111,091	320,721

Increase (Decrease) in Net Assets from Contract Transactions	66,222	(8,227,448)	(1,149,231)	(425,044)

Total Increase (Decrease) in Net Assets	99,749	(239,778)	(38,140)	(104,323)

Net Assets as of December 31, 2021:	$480,551	$32,818,948	$11,666,579	$2,792,334

Investment Income:
Reinvested Dividends	-	90,854	-	69,983
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,479	435,948	146,336	32,939

Net Investment Income (Loss)	(5,479)	(345,094)	(146,336)	37,044

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,339	4,286,318	3,177,449	90,536
Realized Gain (Loss) on Investments	(2,098)	532,150	(252,098)	2,788

Net Realized Capital Gains (Losses) on Investments	51,241	4,818,468	2,925,351	93,324
Net Change in Unrealized Appreciation (Depreciation)	(136,946)	(7,476,308)	(5,655,754)	(553,811)

Net Gain (Loss) on Investment	(85,705)	(2,657,840)	(2,730,403)	(460,487)

Net Increase (Decrease) in Net Assets Resulting from Operations	(91,184)	(3,002,934)	(2,876,739)	(423,443)

Increase (Decrease) in Net Assets from Contract Transactions	(13,989)	(5,377,703)	(104,714)	(259,400)

Total Increase (Decrease) in Net Assets	(105,173)	(8,380,637)	(2,981,453)	(682,843)

Net Assets as of December 31, 2022:	$375,378	$24,438,311	$8,685,126	$2,109,491

See Accompanying Notes.
(1) See Footnote 1	24

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA WMC US Growth Service Class Subaccount	Wanger Acorn Subaccount	Wanger International Subaccount
Net Assets as of December 31, 2020:	$42,928,025	$13,128,513	$26,398,450

Investment Income:
Reinvested Dividends	-	99,727	154,732
Investment Expense:
Mortality and Expense Risk and Administrative Charges	618,159	204,055	406,534

Net Investment Income (Loss)	(618,159)	(104,328)	(251,802)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,498,461	431,841	429,135
Realized Gain (Loss) on Investments	4,582,524	144,794	1,379,010

Net Realized Capital Gains (Losses) on Investments	11,080,985	576,635	1,808,145
Net Change in Unrealized Appreciation (Depreciation)	(2,829,215)	494,658	2,770,385

Net Gain (Loss) on Investment	8,251,770	1,071,293	4,578,530
Net Increase (Decrease) in Net Assets Resulting from Operations	7,633,611	966,965	4,326,728

Increase (Decrease) in Net Assets from Contract Transactions	(8,154,184)	(1,087,451)	(5,062,520)

Total Increase (Decrease) in Net Assets	(520,573)	(120,486)	(735,792)

Net Assets as of December 31, 2021:	$42,407,452	$13,008,027	$25,662,658

Investment Income:
Reinvested Dividends	-	-	179,630
Investment Expense:
Mortality and Expense Risk and Administrative Charges	498,304	149,502	314,463

Net Investment Income (Loss)	(498,304)	(149,502)	(134,833)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,312,827	3,205,541	3,552,775
Realized Gain (Loss) on Investments	883,891	(1,628,476)	(1,759,457)

Net Realized Capital Gains (Losses) on Investments	7,196,718	1,577,065	1,793,318
Net Change in Unrealized Appreciation (Depreciation)	(20,521,376)	(5,792,200)	(10,776,716)

Net Gain (Loss) on Investment	(13,324,658)	(4,215,135)	(8,983,398)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,822,962)	(4,364,637)	(9,118,231)

Increase (Decrease) in Net Assets from Contract Transactions	2,275,969	(286,367)	2,083,633

Total Increase (Decrease) in Net Assets	(11,546,993)	(4,651,004)	(7,034,598)

Net Assets as of December 31, 2022:	$30,860,459	$8,357,023	$18,628,060

See Accompanying Notes.
(1) See Footnote 1	25

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

1. Organization

Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity®, Merrill Lynch Retirement Plus®, Merrill Lynch Retirement Power®, and Merrill Lynch Retirement Optimizer.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Small/Mid Cap Value Class A Shares	AB Small/Mid Cap Value Portfolio Class A Shares
AB Sustainable Global Thematic Growth Class A Shares	AB Sustainable Global Thematic Growth Portfolio Class A Shares
American Century Variable Series Funds, Inc.	American Century Variable Series Funds, Inc.
American Century VP Ultra® Class I Shares	American Century VP Ultra® Fund Class I Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I
BlackRock U.S. Government Bond V.I. Class I Shares	BlackRock U.S. Government Bond V.I. Fund Class I Shares
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Value Series I Shares	Invesco V.I. American Value Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Main Street Mid Cap Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Administrative Portfolio Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer Real Estate Shares VCT Class II Shares	Pioneer Real Estate Shares VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative	Transamerica BlackRock iShares Active Asset Allocation -
Service Class	Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate	Transamerica BlackRock iShares Active Asset Allocation -
Service Class	Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate	Transamerica BlackRock iShares Active Asset Allocation -
Growth Service Class	Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate	Transamerica BlackRock iShares Dynamic Allocation - Moderate
Growth Service Class	Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco V.I. American Value Series I Shares	April 30, 2021
TA Morgan Stanley Capital Growth Initial Class	November 1, 2019
Federated Hermes Managed Volatility II Primary Shares	August 17, 2018

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
AB Sustainable Global Thematic Growth Class A Shares	AB Global Thematic Growth Class A Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. International Growth Series I Shares
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Managed Risk - Balanced ETF Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Managed Risk - Conservative ETF Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Managed Risk - Growth ETF Service Class
Wanger Acorn	Wanger USA

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Growth and Income Class A Shares	$1,524,011	$1,004,992

AB International Value Class A Shares	178,468	590,231

AB Large Cap Growth Class A Shares	12,194,055	11,878,815

AB Small/Mid Cap Value Class A Shares	618,457	1,706,020

AB Sustainable Global Thematic Growth Class A Shares	751,768	1,095,490

American Century VP Ultra® Class I Shares	1,004,154	852,667

American Funds - Asset Allocation Class 2 Shares	1,917,736	1,545,996

American Funds - Growth Class 2 Shares	7,833,061	4,751,221

American Funds - Growth-Income Class 2 Shares	3,628,677	4,265,823

American Funds - International Class 2 Shares	13,057,438	9,279,159

American Funds - The Bond Fund of America Class 2 Shares	810,399	1,324,719

BlackRock Advantage Large Cap Core V.I. Class I Shares	7,342,753	20,656,488

BlackRock Advantage Large Cap Value V.I. Class I Shares	4,998,814	10,989,535

BlackRock Advantage SMID Cap V.I. Class I Shares	4,272,056	13,452,222

BlackRock Basic Value V.I. Class I Shares	23,374,980	23,198,608

BlackRock Capital Appreciation V.I. Class I Shares	16,327,518	19,022,280

BlackRock Equity Dividend V.I. Class I Shares	1,338,645	1,108,221

BlackRock Global Allocation V.I. Class I Shares	8,988,274	38,925,160

BlackRock Government Money Market V.I. Class I Shares	14,543,693	20,227,320

BlackRock High Yield V.I. Class I Shares	4,623,648	10,528,602

BlackRock International V.I. Class I Shares	4,623,993	6,953,152

BlackRock Large Cap Focus Growth V.I. Class I Shares	6,076,365	12,171,887

BlackRock Managed Volatility V.I. Class I Shares	64,305	1,114,334

BlackRock S&P 500 Index V.I. Class I Shares	12,645,787	18,948,723

BlackRock Total Return V.I. Class I Shares	6,493,418	17,278,061

BlackRock U.S. Government Bond V.I. Class I Shares	3,344,729	8,256,187

Davis Value	14,546,313	6,742,249

Eaton Vance VT Floating-Rate Income	310,098	736,795

Federated Hermes Kaufmann II Primary Shares	4,098,634	3,383,394

Federated Hermes Managed Volatility II Primary Shares	508,668	168,015

Franklin Templeton Foreign Class 2 Shares	96,565	151,238

Franklin Templeton Growth Class 2 Shares	61,146	436,963

Invesco V.I. American Franchise Series I Shares	4,906,671	1,651,666

Invesco V.I. American Value Series I Shares	55,119	28,152

Invesco V.I. Comstock Series I Shares	5,627,649	13,514,101

Invesco V.I. Core Equity Series I Shares	6,618,871	4,536,952

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

Invesco V.I. EQV International Equity Series I Shares	$967,054	$683,949

Invesco V.I. Main Street Series II Shares	262,915	184,727

Invesco V.I. Main Street Mid Cap Series I Shares	455,317	451,796

Janus Henderson - Enterprise Service Shares	55,129	46,359

Janus Henderson - Forty Service Shares	1,622,155	2,550,063

MFS® Growth Initial Class	11,155,822	11,681,941

PIMCO CommodityRealReturn® Strategy Administrative Class	2,086,030	3,223,847

PIMCO Low Duration Administrative Class	4,510,964	11,950,719

PIMCO Real Return Administrative Class	3,520,177	6,316,350

PIMCO Total Return Administrative Class	9,943,843	24,245,481

Pioneer High Yield VCT Class II Shares	187,686	556,171

Pioneer Real Estate Shares VCT Class II Shares	279,281	179,447

TA Aegon Sustainable Equity Income Service Class	3,887,790	8,465,655

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	639,362	213,139

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	460,534	336,279

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	118,349	137,321

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	273,494	22,810

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	44,295	209,243

TA BlackRock iShares Edge 40 Service Class	19,011	34,784

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	861,486	795,849

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	574,009	508,164

TA Goldman Sachs Managed Risk - Growth ETF Service Class	344,339	91,204

TA International Focus Initial Class	1,934,212	2,000,252

TA Janus Balanced Service Class	322,988	184,656

TA Janus Mid-Cap Growth Service Class	3,788,450	3,020,767

TA JPMorgan Enhanced Index Initial Class	184,419	201,892

TA Market Participation Strategy Service Class	260,482	15,699

TA Morgan Stanley Capital Growth Initial Class	1,066,865	178,658

TA Morgan Stanley Global Allocation Service Class	67,651	42,281

TA Multi-Managed Balanced Service Class	203,409	71,532

TA PIMCO Tactical - Balanced Service Class	127,125	78,665

TA PIMCO Tactical - Conservative Service Class	154,594	111,082

TA PIMCO Tactical - Growth Service Class	53,340	19,469

TA Small/Mid Cap Value Service Class	5,409,254	6,845,720

TA T. Rowe Price Small Cap Initial Class	5,148,510	2,222,114

TA TS&W International Equity Service Class	270,491	402,313

TA WMC US Growth Service Class	13,529,449	5,438,942

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

Wanger Acorn	$5,430,520	$2,660,827

Wanger International	9,663,509	4,161,923

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Growth and Income Class A Shares	8,123	(26,491)	(18,368)	1,642	(23,460)	(21,818)
AB International Value Class A Shares	18,152	(84,100)	(65,948)	20,059	(48,779)	(28,720)
AB Large Cap Growth Class A Shares	22,462	(155,848)	(133,386)	23,016	(209,624)	(186,608)
AB Small/Mid Cap Value Class A Shares	5,713	(46,439)	(40,726)	14,130	(44,923)	(30,793)
AB Sustainable Global Thematic Growth Class A Shares	4,727	(58,553)	(53,826)	31,897	(60,874)	(28,977)
American Century VP Ultra® Class I Shares	2,819	(15,414)	(12,595)	5,189	(30,159)	(24,970)
American Funds - Asset Allocation Class 2 Shares	16,572	(49,503)	(32,931)	22,215	(41,794)	(19,579)
American Funds - Growth Class 2 Shares	67,708	(88,899)	(21,191)	59,981	(206,034)	(146,053)
American Funds - Growth-Income Class 2 Shares	55,464	(120,933)	(65,469)	21,250	(104,572)	(83,322)
American Funds - International Class 2 Shares	269,993	(427,616)	(157,623)	326,014	(359,684)	(33,670)
American Funds - The Bond Fund of America Class 2 Shares	44,956	(98,640)	(53,684)	105,841	(97,999)	7,842
BlackRock Advantage Large Cap Core V.I. Class I Shares	63,714	(218,590)	(154,876)	26,818	(221,846)	(195,028)
BlackRock Advantage Large Cap Value V.I. Class I Shares	82,638	(304,514)	(221,876)	53,626	(302,173)	(248,547)
BlackRock Advantage SMID Cap V.I. Class I Shares	47,242	(147,005)	(99,763)	13,962	(141,375)	(127,413)
BlackRock Basic Value V.I. Class I Shares	102,225	(388,821)	(286,596)	84,649	(451,453)	(366,804)
BlackRock Capital Appreciation V.I. Class I Shares	334,151	(524,717)	(190,566)	131,135	(633,611)	(502,476)
BlackRock Equity Dividend V.I. Class I Shares	3,007	(12,576)	(9,569)	322	(11,503)	(11,181)
BlackRock Global Allocation V.I. Class I Shares	158,512	(847,113)	(688,601)	105,661	(812,921)	(707,260)
BlackRock Government Money Market V.I. Class I Shares	1,123,831	(1,656,661)	(532,830)	1,632,088	(2,216,372)	(584,284)
BlackRock High Yield V.I. Class I Shares	54,136	(311,133)	(256,997)	109,494	(275,902)	(166,408)
BlackRock International V.I. Class I Shares	128,991	(298,102)	(169,111)	52,053	(309,008)	(256,955)
BlackRock Large Cap Focus Growth V.I. Class I Shares	55,090	(295,103)	(240,013)	74,855	(355,924)	(281,069)
BlackRock Managed Volatility V.I. Class I Shares	2,473	(38,632)	(36,159)	6,748	(38,096)	(31,348)
BlackRock S&P 500 Index V.I. Class I Shares	94,669	(335,056)	(240,387)	109,350	(463,613)	(354,263)
BlackRock Total Return V.I. Class I Shares	295,984	(956,602)	(660,618)	477,999	(781,756)	(303,757)
BlackRock U.S. Government Bond V.I. Class I Shares	155,449	(416,253)	(260,804)	180,501	(401,854)	(221,353)
Davis Value	81,792	(230,439)	(148,647)	61,612	(305,904)	(244,292)
Eaton Vance VT Floating-Rate Income	12,744	(49,654)	(36,910)	59,262	(63,271)	(4,009)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Federated Hermes Kaufmann II Primary Shares	33,478	(81,382)	(47,904)	18,771	(136,523)	(117,752)
Federated Hermes Managed Volatility II Primary Shares	10,885	(13,035)	(2,150)	4,069	(30,845)	(26,776)
Franklin Templeton Foreign Class 2 Shares	4,162	(9,168)	(5,006)	5,569	(18,359)	(12,790)
Franklin Templeton Growth Class 2 Shares	3,550	(24,563)	(21,013)	5,846	(12,705)	(6,859)
Invesco V.I. American Franchise Series I Shares	17,906	(55,589)	(37,683)	5,735	(98,335)	(92,600)
Invesco V.I. American Value Series I Shares	1,620	(2,510)	(890)	23,082	(1,505)	21,577
Invesco V.I. Comstock Series I Shares	83,056	(388,811)	(305,755)	60,158	(533,068)	(472,910)
Invesco V.I. Core Equity Series I Shares	22,707	(153,454)	(130,747)	18,118	(229,141)	(211,023)
Invesco V.I. EQV International Equity Series I Shares	16,529	(38,747)	(22,218)	18,532	(38,728)	(20,196)
Invesco V.I. Main Street Series II Shares	2,013	(4,930)	(2,917)	537	(4,296)	(3,759)
Invesco V.I. Main Street Mid Cap Series I Shares	2,175	(15,874)	(13,699)	2,636	(27,617)	(24,981)
Janus Henderson - Enterprise Service Shares	260	(1,193)	(933)	7,787	(12,301)	(4,514)
Janus Henderson - Forty Service Shares	17,457	(56,003)	(38,546)	36,128	(44,929)	(8,801)
MFS® Growth Initial Class	57,109	(168,163)	(111,054)	32,407	(234,285)	(201,878)
PIMCO CommodityRealReturn® Strategy Administrative Class	60,780	(317,729)	(256,949)	54,786	(369,459)	(314,673)
PIMCO Low Duration Administrative Class	346,995	(1,003,827)	(656,832)	525,702	(479,861)	45,841
PIMCO Real Return Administrative Class	130,579	(401,652)	(271,073)	200,154	(271,485)	(71,331)
PIMCO Total Return Administrative Class	418,384	(1,368,240)	(949,856)	587,087	(1,222,532)	(635,445)
Pioneer High Yield VCT Class II Shares	5,038	(29,402)	(24,364)	18,414	(21,879)	(3,465)
Pioneer Real Estate Shares VCT Class II Shares	8,924	(7,666)	1,258	5,563	(18,458)	(12,895)
TA Aegon Sustainable Equity Income Service Class	141,987	(553,539)	(411,552)	73,317	(690,827)	(617,510)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	13,400	(13,652)	(252)	5,029	(25,534)	(20,505)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	3,378	(25,662)	(22,284)	6,326	(12,650)	(6,324)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	4,115	(9,599)	(5,484)	4,062	(13,096)	(9,034)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	17,654	(1,215)	16,439	1,671	(15,358)	(13,687)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(16,836)	(16,836)	3,733	(813)	2,920

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA BlackRock iShares Edge 40 Service Class	444	(2,542)	(2,098)	2,273	(15,573)	(13,300)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	48,496	(55,731)	(7,235)	80,518	(64,372)	16,146
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	40,077	(38,140)	1,937	27,313	(25,226)	2,087
TA Goldman Sachs Managed Risk - Growth ETF Service Class	10,035	(3,646)	6,389	535	(10,307)	(9,772)
TA International Focus Initial Class	29,249	(150,735)	(121,486)	18,151	(246,811)	(228,660)
TA Janus Balanced Service Class	2,009	(10,789)	(8,780)	5,812	(7,216)	(1,404)
TA Janus Mid-Cap Growth Service Class	44,064	(114,299)	(70,235)	23,845	(147,132)	(123,287)
TA JPMorgan Enhanced Index Initial Class	3,585	(10,744)	(7,159)	11,873	(23,893)	(12,020)
TA Market Participation Strategy Service Class	2,423	(234)	2,189	-	(201)	(201)
TA Morgan Stanley Capital Growth Initial Class	29,222	(13,154)	16,068	62,437	(93,719)	(31,282)
TA Morgan Stanley Global Allocation Service Class	2,870	(3,508)	(638)	7,495	(8,809)	(1,314)
TA Multi-Managed Balanced Service Class	9,502	(4,485)	5,017	1,894	(3,383)	(1,489)
TA PIMCO Tactical - Balanced Service Class	979	(4,996)	(4,017)	2,706	(2,228)	478
TA PIMCO Tactical - Conservative Service Class	6,169	(7,362)	(1,193)	8,728	(20,483)	(11,755)
TA PIMCO Tactical - Growth Service Class	-	(971)	(971)	4,157	-	4,157
TA Small/Mid Cap Value Service Class	39,501	(230,344)	(190,843)	58,122	(354,604)	(296,482)
TA T. Rowe Price Small Cap Initial Class	130,956	(147,923)	(16,967)	23,071	(89,048)	(65,977)
TA TS&W International Equity Service Class	11,534	(34,623)	(23,089)	13,297	(49,141)	(35,844)
TA WMC US Growth Service Class	249,918	(166,100)	83,818	54,929	(270,886)	(215,957)
Wanger Acorn	69,468	(75,508)	(6,040)	22,261	(45,911)	(23,650)
Wanger International	401,025	(264,352)	136,673	56,568	(300,221)	(243,653)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
AB Growth and Income Class A Shares	$269,441	$(893,210)	$(623,769)	$56,758	$(775,448)	$(718,690)
AB International Value Class A Shares	121,871	(570,115)	(448,244)	150,276	(374,088)	(223,812)
AB Large Cap Growth Class A Shares	1,401,462	(10,764,736)	(9,363,274)	1,524,383	(15,447,027)	(13,922,644)
AB Small/Mid Cap Value Class A Shares	186,635	(1,660,871)	(1,474,236)	479,324	(1,562,363)	(1,083,039)
AB Sustainable Global Thematic Growth Class A Shares	83,889	(1,005,201)	(921,312)	620,709	(1,236,464)	(615,755)
American Century VP Ultra® Class I Shares	125,035	(743,151)	(618,116)	291,480	(1,652,770)	(1,361,290)
American Funds - Asset Allocation Class 2 Shares	449,230	(1,351,099)	(901,869)	650,188	(1,237,083)	(586,895)
American Funds - Growth Class 2 Shares	3,211,737	(4,325,774)	(1,114,037)	3,340,258	(12,346,980)	(9,006,722)
American Funds - Growth-Income Class 2 Shares	1,767,213	(3,998,296)	(2,231,083)	737,610	(3,803,992)	(3,066,382)
American Funds - International Class 2 Shares	5,253,541	(8,493,636)	(3,240,095)	8,152,292	(9,259,604)	(1,107,312)
American Funds - The Bond Fund of America Class 2 Shares	553,817	(1,222,716)	(668,899)	1,457,514	(1,353,472)	104,042
BlackRock Advantage Large Cap Core V.I. Class I Shares	4,137,910	(18,991,454)	(14,853,544)	2,710,992	(21,104,882)	(18,393,890)
BlackRock Advantage Large Cap Value V.I. Class I Shares	2,822,919	(10,272,105)	(7,449,186)	1,848,730	(10,511,376)	(8,662,646)
BlackRock Advantage SMID Cap V.I. Class I Shares	2,678,145	(12,157,490)	(9,479,345)	1,293,620	(15,794,226)	(14,500,606)
BlackRock Basic Value V.I. Class I Shares	5,891,979	(21,258,242)	(15,366,263)	3,410,786	(25,416,928)	(22,006,142)
BlackRock Capital Appreciation V.I. Class I Shares	11,309,756	(17,611,957)	(6,302,201)	5,854,492	(27,048,574)	(21,194,082)
BlackRock Equity Dividend V.I. Class I Shares	239,539	(993,250)	(753,711)	25,981	(906,551)	(880,570)
BlackRock Global Allocation V.I. Class I Shares	5,930,988	(35,433,644)	(29,502,656)	4,268,437	(40,420,247)	(36,151,810)
BlackRock Government Money Market V.I. Class I Shares	13,658,175	(19,339,690)	(5,681,515)	19,081,508	(26,631,078)	(7,549,570)
BlackRock High Yield V.I. Class I Shares	1,605,366	(9,771,516)	(8,166,150)	3,478,935	(10,271,571)	(6,792,636)
BlackRock International V.I. Class I Shares	2,547,378	(6,304,730)	(3,757,352)	1,418,993	(9,048,369)	(7,629,376)
BlackRock Large Cap Focus Growth V.I. Class I Shares	2,189,728	(11,293,984)	(9,104,256)	3,659,216	(16,947,052)	(13,287,836)
BlackRock Managed Volatility V.I. Class I Shares	65,970	(1,031,841)	(965,871)	179,710	(1,023,871)	(844,161)
BlackRock S&P 500 Index V.I. Class I Shares	4,483,946	(17,217,453)	(12,733,507)	5,271,002	(23,659,851)	(18,388,849)
BlackRock Total Return V.I. Class I Shares	4,683,440	(16,135,385)	(11,451,945)	7,915,002	(16,639,195)	(8,724,193)
BlackRock U.S. Government Bond V.I. Class I Shares	2,858,358	(7,795,048)	(4,936,690)	3,409,884	(8,316,006)	(4,906,122)
Davis Value	2,057,856	(6,061,798)	(4,003,942)	1,884,999	(9,525,613)	(7,640,614)
Eaton Vance VT Floating-Rate Income	179,194	(694,550)	(515,356)	849,920	(908,081)	(58,161)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Federated Hermes Kaufmann II Primary Shares	$1,243,578	$(3,094,094)	$(1,850,516)	$922,941	$(6,802,261)	$(5,879,320)
Federated Hermes Managed Volatility II Primary Shares	123,836	(147,106)	(23,270)	46,568	(365,518)	(318,950)
Franklin Templeton Foreign Class 2 Shares	59,466	(133,582)	(74,116)	92,447	(303,345)	(210,898)
Franklin Templeton Growth Class 2 Shares	59,981	(417,903)	(357,922)	106,900	(233,015)	(126,115)
Invesco V.I. American Franchise Series I Shares	369,335	(1,420,710)	(1,051,375)	160,289	(3,220,909)	(3,060,620)
Invesco V.I. American Value Series I Shares	15,354	(25,033)	(9,679)	230,436	(15,782)	214,654
Invesco V.I. Comstock Series I Shares	2,706,374	(12,663,314)	(9,956,940)	1,797,113	(15,807,612)	(14,010,499)
Invesco V.I. Core Equity Series I Shares	602,310	(4,078,811)	(3,476,501)	487,701	(6,221,754)	(5,734,053)
Invesco V.I. EQV International Equity Series I Shares	257,904	(599,875)	(341,971)	359,797	(717,559)	(357,762)
Invesco V.I. Main Street Series II Shares	64,610	(177,672)	(113,062)	17,927	(141,296)	(123,369)
Invesco V.I. Main Street Mid Cap Series I Shares	56,445	(422,062)	(365,617)	72,627	(786,304)	(713,677)
Janus Henderson - Enterprise Service Shares	9,002	(42,769)	(33,767)	313,040	(510,852)	(197,812)
Janus Henderson - Forty Service Shares	696,600	(2,471,123)	(1,774,523)	1,702,793	(2,189,060)	(486,267)
MFS® Growth Initial Class	2,620,711	(10,772,742)	(8,152,031)	1,950,391	(15,619,730)	(13,669,339)
PIMCO CommodityRealReturn® Strategy Administrative Class	564,859	(3,123,279)	(2,558,420)	406,741	(2,789,329)	(2,382,588)
PIMCO Low Duration Administrative Class	3,921,758	(11,374,449)	(7,452,691)	6,393,511	(5,819,530)	573,981
PIMCO Real Return Administrative Class	1,874,577	(5,959,752)	(4,085,175)	3,111,584	(4,267,254)	(1,155,670)
PIMCO Total Return Administrative Class	6,769,020	(22,550,364)	(15,781,344)	10,355,026	(22,915,065)	(12,560,039)
Pioneer High Yield VCT Class II Shares	90,800	(526,172)	(435,372)	353,709	(424,767)	(71,058)
Pioneer Real Estate Shares VCT Class II Shares	179,242	(160,835)	18,407	111,367	(413,557)	(302,190)
TA Aegon Sustainable Equity Income Service Class	1,870,836	(7,882,078)	(6,011,242)	1,095,104	(10,458,384)	(9,363,280)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	165,283	(170,256)	(4,973)	68,320	(344,520)	(276,200)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	38,000	(294,582)	(256,582)	87,643	(172,679)	(85,036)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	49,660	(121,242)	(71,582)	55,394	(179,060)	(123,666)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	213,318	(14,556)	198,762	22,930	(201,684)	(178,754)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	$-	$(204,005)	$(204,005)	$49,902	$(11,466)	$38,436
TA BlackRock iShares Edge 40 Service Class	5,325	(31,190)	(25,865)	29,871	(202,170)	(172,299)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	674,912	(736,507)	(61,595)	1,155,925	(982,513)	173,412
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	471,800	(464,119)	7,681	373,249	(337,508)	35,741
TA Goldman Sachs Managed Risk - Growth ETF Service Class	148,081	(55,328)	92,753	9,189	(175,058)	(165,869)
TA International Focus Initial Class	330,898	(1,750,867)	(1,419,969)	247,475	(3,367,525)	(3,120,050)
TA Janus Balanced Service Class	29,342	(149,324)	(119,982)	88,621	(114,108)	(25,487)
TA Janus Mid-Cap Growth Service Class	1,033,298	(2,762,870)	(1,729,572)	640,974	(4,018,433)	(3,377,459)
TA JPMorgan Enhanced Index Initial Class	59,480	(187,221)	(127,741)	187,547	(416,627)	(229,080)
TA Market Participation Strategy Service Class	40,675	(3,788)	36,887	-	(3,687)	(3,687)
TA Morgan Stanley Capital Growth Initial Class	392,430	(164,721)	227,709	1,452,730	(2,050,779)	(598,049)
TA Morgan Stanley Global Allocation Service Class	34,545	(39,400)	(4,855)	101,998	(119,520)	(17,522)
TA Multi-Managed Balanced Service Class	142,235	(64,836)	77,399	29,383	(51,137)	(21,754)
TA PIMCO Tactical - Balanced Service Class	12,118	(63,189)	(51,071)	42,463	(34,461)	8,002
TA PIMCO Tactical - Conservative Service Class	77,000	(95,971)	(18,971)	128,501	(299,614)	(171,113)
TA PIMCO Tactical - Growth Service Class	-	(13,989)	(13,989)	66,231	(9)	66,222
TA Small/Mid Cap Value Service Class	1,040,836	(6,418,539)	(5,377,703)	1,615,936	(9,843,384)	(8,227,448)
TA T. Rowe Price Small Cap Initial Class	1,981,584	(2,086,298)	(104,714)	398,220	(1,547,451)	(1,149,231)
TA TS&W International Equity Service Class	112,791	(372,191)	(259,400)	158,684	(583,728)	(425,044)
TA WMC US Growth Service Class	7,251,862	(4,975,893)	2,275,969	1,924,954	(10,079,138)	(8,154,184)
Wanger Acorn	2,236,327	(2,522,694)	(286,367)	1,001,389	(2,088,840)	(1,087,451)
Wanger International	5,957,764	(3,874,131)	2,083,633	1,085,717	(6,148,237)	(5,062,520)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Growth and Income Class A Shares
12/31/2022	199,235	$34.34	to	$33.60	$6,747,082	1.42%	1.25%	to	1.90%	(5.45	) %	to	(5.92	) %
12/31/2021	217,603	36.29	to	35.72	7,813,095	0.82	1.25	to	1.75	26.57		to	25.93
12/31/2020	239,421	28.67	to	28.36	6,813,530	1.60	1.25	to	1.75	1.44		to	0.94
12/31/2019	271,886	28.26	to	28.10	7,651,516	1.26	1.25	to	1.75	22.01		to	21.96
12/31/2018	265,326	23.12	to	23.06	6,120,476	0.99	1.55	to	1.59	(7.07)		to	(7.11)

AB International Value Class A Shares
12/31/2022	169,616	6.95	to	6.42	1,128,128	4.30	1.25	to	1.90	(14.75)		to	(15.17)
12/31/2021	235,564	8.15	to	7.57	1,840,598	1.99	1.25	to	1.75	9.70		to	9.16
12/31/2020	264,284	7.43	to	6.93	1,888,016	2.00	1.25	to	1.75	1.19		to	0.69
12/31/2019	260,497	7.34	to	6.89	1,844,679	0.93	1.25	to	1.75	15.68		to	15.11
12/31/2018	270,115	6.35	to	5.98	1,658,224	1.52	1.25	to	1.75	(23.75)		to	(24.14)

AB Large Cap Growth Class A Shares
12/31/2022	1,353,430	65.11	to	23.00	80,885,354	-	1.35	to	1.59	(29.47)		to	(29.64)
12/31/2021	1,486,816	92.31	to	32.68	126,355,527	-	1.35	to	1.59	27.24		to	26.94
12/31/2020	1,673,424	72.55	to	25.75	111,775,113	-	1.35	to	1.59	33.67		to	33.35
12/31/2019	1,904,569	54.27	to	19.31	94,630,116	-	1.35	to	1.59	32.89		to	32.57
12/31/2018	2,145,346	40.84	to	14.56	80,335,873	-	1.35	to	1.59	1.20		to	0.95

AB Small/Mid Cap Value Class A Shares
12/31/2022	71,811	34.27	to	31.27	2,351,549	0.99	1.25	to	1.90	(16.74)		to	(17.16)
12/31/2021	112,537	41.13	to	37.74	4,411,663	0.77	1.25	to	1.75	34.26		to	33.59
12/31/2020	143,330	30.64	to	28.25	4,189,526	1.09	1.25	to	1.75	2.09		to	1.58
12/31/2019	145,096	30.01	to	27.81	4,163,258	0.60	1.25	to	1.75	18.60		to	18.01
12/31/2018	161,560	25.30	to	23.57	3,928,634	0.47	1.25	to	1.75	(16.09)		to	(16.51)

AB Sustainable Global Thematic Growth Class A Shares
12/31/2022	367,053	16.29	to	16.29	5,978,240	-	1.35	to	1.35	(27.96)		to	(27.96)
12/31/2021	420,879	22.61	to	22.61	9,515,723	-	1.35	to	1.35	21.22		to	21.22
12/31/2020	449,856	18.65	to	18.65	8,390,267	0.66	1.35	to	1.35	37.54		to	37.54
12/31/2019	515,928	13.56	to	13.56	6,996,101	0.41	1.35	to	1.35	28.41		to	28.41
12/31/2018	611,610	10.56	to	10.56	6,458,469	-	1.35	to	1.35	(11.01)		to	(11.01)

American Century VP Ultra® Class I Shares
12/31/2022	175,819	41.28	to	37.66	6,922,930	-	1.25	to	1.90	(33.28)		to	(33.60)
12/31/2021	188,414	61.81	to	56.72	11,119,615	-	1.25	to	1.75	21.63		to	21.02
12/31/2020	213,384	50.82	to	46.86	10,363,013	-	1.25	to	1.75	47.99		to	47.26
12/31/2019	292,699	34.34	to	31.82	9,618,044	-	1.25	to	1.75	32.91		to	32.25
12/31/2018	305,403	25.84	to	24.06	7,558,916	0.25	1.25	to	1.75	(0.50)		to	(1.00)

American Funds - Asset Allocation Class 2 Shares
12/31/2022	421,763	27.42	to	25.01	11,171,321	1.85	1.40	to	2.05	(14.67)		to	(15.10)
12/31/2021	454,694	32.11	to	29.46	14,136,930	1.53	1.40	to	1.90	13.50		to	12.94
12/31/2020	474,273	28.29	to	26.09	13,019,743	1.67	1.40	to	1.90	10.89		to	10.34
12/31/2019	515,866	25.51	to	23.64	12,769,148	1.91	1.40	to	1.90	19.55		to	18.95
12/31/2018	561,461	21.34	to	19.88	11,645,357	1.67	1.40	to	1.90	(5.94)		to	(6.41)

American Funds - Growth Class 2 Shares
12/31/2022	626,007	46.35	to	42.28	27,801,046	0.31	1.40	to	2.05	(30.96)		to	(31.31)
12/31/2021	647,198	67.08	to	61.55	41,720,676	0.21	1.40	to	1.90	20.29		to	19.69
12/31/2020	793,251	55.76	to	51.42	42,595,252	0.32	1.40	to	1.90	49.97		to	49.22
12/31/2019	946,645	37.18	to	34.46	33,990,543	0.74	1.40	to	1.90	28.96		to	28.31
12/31/2018	1,072,621	28.83	to	26.86	29,941,164	0.41	1.40	to	1.90	(1.64)		to	(2.14)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Growth-Income Class 2 Shares
12/31/2022	467,199	$33.55	to	$30.60	$15,062,572	1.21%	1.40%	to	2.05%	(17.72	) %	to	(18.13	) %
12/31/2021	532,668	40.74	to	37.38	20,898,435	1.09	1.40	to	1.90	22.37		to	21.76
12/31/2020	615,990	33.29	to	30.70	19,782,776	1.36	1.40	to	1.90	11.97		to	11.41
12/31/2019	668,146	29.73	to	27.55	19,182,658	1.62	1.40	to	1.90	24.38		to	23.76
12/31/2018	751,366	23.90	to	22.26	17,380,057	1.37	1.40	to	1.90	(3.16)		to	(3.65)

American Funds - International Class 2 Shares
12/31/2022	2,377,065	20.03	to	18.27	45,489,770	1.73	1.40	to	2.05	(21.95)		to	(22.34)
12/31/2021	2,534,688	25.64	to	23.53	62,296,514	2.34	1.40	to	1.90	(2.87)		to	(3.35)
12/31/2020	2,568,358	26.40	to	24.34	65,128,776	0.67	1.40	to	1.90	12.39		to	11.83
12/31/2019	2,819,685	23.49	to	21.77	63,789,592	1.43	1.40	to	1.90	21.17		to	20.57
12/31/2018	3,176,653	19.38	to	18.05	59,487,172	1.66	1.40	to	1.90	(14.35)		to	(14.78)

American Funds - The Bond Fund of America Class 2 Shares
12/31/2022	508,817	12.34	to	11.26	6,032,550	2.81	1.40	to	2.05	(13.86)		to	(14.29)
12/31/2021	562,501	14.32	to	13.14	7,758,778	1.38	1.40	to	1.90	(1.69)		to	(2.18)
12/31/2020	554,659	14.57	to	13.43	7,802,395	2.15	1.40	to	1.90	8.21		to	7.67
12/31/2019	509,185	13.46	to	12.47	6,638,143	2.53	1.40	to	1.90	7.84		to	7.30
12/31/2018	548,880	12.48	to	11.63	6,643,514	2.40	1.40	to	1.90	(2.10)		to	(2.59)

BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2022	1,450,674	36.67	to	33.45	123,592,493	0.93	1.25	to	1.90	(21.06)		to	(21.44)
12/31/2021	1,605,550	46.40	to	42.58	173,964,059	1.46	1.25	to	1.75	26.85		to	26.22
12/31/2020	1,800,578	36.58	to	33.73	153,513,397	1.14	1.25	to	1.75	18.31		to	17.72
12/31/2019	2,038,497	30.92	to	28.66	146,891,000	1.35	1.25	to	1.75	27.32		to	26.69
12/31/2018	2,333,718	24.29	to	22.62	132,202,845	1.42	1.25	to	1.75	(6.41)		to	(6.88)

BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2022	1,604,681	30.50	to	27.83	56,198,269	1.59	1.25	to	1.90	(9.39)		to	(9.82)
12/31/2021	1,826,557	33.63	to	30.86	70,150,197	1.56	1.25	to	1.75	24.95		to	24.33
12/31/2020	2,075,104	26.91	to	24.82	63,756,212	1.71	1.25	to	1.75	2.37		to	1.86
12/31/2019	2,256,584	26.29	to	24.36	68,025,682	1.99	1.25	to	1.75	23.34		to	22.73
12/31/2018	2,551,970	21.31	to	19.85	62,512,745	1.85	1.25	to	1.75	(9.35)		to	(9.81)

BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2022	997,012	32.47	to	29.62	96,062,599	0.89	1.25	to	1.90	(17.59)		to	(17.99)
12/31/2021	1,096,775	39.37	to	36.12	127,695,426	0.84	1.25	to	1.75	12.23		to	11.67
12/31/2020	1,224,188	35.08	to	32.34	127,316,216	1.15	1.25	to	1.75	18.47		to	17.88
12/31/2019	1,369,416	29.61	to	27.44	120,265,823	1.68	1.25	to	1.75	27.38		to	26.74
12/31/2018	1,567,924	23.24	to	21.65	107,451,752	1.23	1.25	to	1.75	(7.56)		to	(8.02)

BlackRock Basic Value V.I. Class I Shares
12/31/2022	2,383,691	28.78	to	26.26	151,076,769	1.41	1.25	to	1.90	(6.19)		to	(6.64)
12/31/2021	2,670,287	30.65	to	28.12	177,308,221	1.23	1.25	to	1.75	20.16		to	19.57
12/31/2020	3,037,091	25.51	to	23.52	166,961,661	2.39	1.25	to	1.75	2.14		to	1.63
12/31/2019	3,252,451	24.97	to	23.14	179,286,115	2.34	1.25	to	1.75	22.37		to	21.76
12/31/2018	3,704,485	20.41	to	19.01	166,459,462	1.75	1.25	to	1.75	(9.00)		to	(9.46)

BlackRock Capital Appreciation V.I. Class I Shares
12/31/2022	3,282,766	35.87	to	32.72	91,633,223	-	1.25	to	1.90	(38.47)		to	(38.77)
12/31/2021	3,473,332	58.24	to	53.44	156,880,915	-	1.25	to	1.75	19.65		to	19.05
12/31/2020	3,975,808	48.68	to	44.89	150,640,227	-	1.25	to	1.75	40.15		to	39.45
12/31/2019	4,641,317	34.73	to	32.19	126,321,800	-	1.25	to	1.75	30.35		to	29.70
12/31/2018	5,289,519	26.65	to	24.82	110,829,085	-	1.25	to	1.75	1.11		to	0.61

BlackRock Equity Dividend V.I. Class I Shares
12/31/2022	102,590	78.69	to	78.69	8,072,962	1.67	1.35	to	1.35	(5.13)		to	(5.13)
12/31/2021	112,159	82.95	to	82.95	9,303,537	1.54	1.35	to	1.35	18.93		to	18.93
12/31/2020	123,340	69.75	to	69.75	8,602,684	2.20	1.35	to	1.35	2.52		to	2.52
12/31/2019	134,635	68.03	to	68.03	9,159,685	2.01	1.35	to	1.35	26.00		to	26.00
12/31/2018	170,813	54.00	to	54.00	9,223,249	1.93	1.35	to	1.35	(8.42)		to	(8.42)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Global Allocation V.I. Class I Shares
12/31/2022	6,334,960	$24.60	to	$22.44	$258,280,116	-%	1.25%	to	1.90%	(16.99	) %	to	(17.38	) %
12/31/2021	7,023,561	29.60	to	27.16	344,946,683	0.90	1.25	to	1.75	5.35		to	4.82
12/31/2020	7,730,821	28.10	to	25.91	362,526,008	1.27	1.25	to	1.75	19.51		to	18.91
12/31/2019	8,623,407	23.51	to	21.79	338,645,124	1.23	1.25	to	1.75	16.52		to	15.94
12/31/2018	9,772,637	20.18	to	18.80	330,835,345	0.91	1.25	to	1.75	(8.49)		to	(8.95)

BlackRock Government Money Market V.I. Class I Shares
12/31/2022	6,240,501	9.82	to	8.95	77,499,210	1.37	1.25	to	1.90	0.05		to	(0.43)
12/31/2021	6,773,331	9.80	to	8.99	83,182,929	-	1.25	to	1.75	(1.24)		to	(1.73)
12/31/2020	7,357,615	9.92	to	9.15	91,924,743	0.32	1.25	to	1.75	(0.91)		to	(1.40)
12/31/2019	7,089,589	10.02	to	9.28	89,787,729	1.95	1.25	to	1.75	0.71		to	0.20
12/31/2018	7,011,565	9.95	to	9.26	88,575,781	1.60	1.25	to	1.75	0.34		to	(0.17)

BlackRock High Yield V.I. Class I Shares
12/31/2022	1,574,145	21.63	to	19.74	53,457,125	5.29	1.25	to	1.90	(11.54)		to	(11.96)
12/31/2021	1,831,142	24.43	to	22.42	69,375,085	4.52	1.25	to	1.75	4.02		to	3.50
12/31/2020	1,997,550	23.49	to	21.66	73,441,354	5.31	1.25	to	1.75	5.96		to	5.43
12/31/2019	2,177,839	22.17	to	20.54	76,597,136	5.40	1.25	to	1.75	13.86		to	13.29
12/31/2018	2,398,476	19.47	to	18.13	74,253,534	5.48	1.25	to	1.75	(3.87)		to	(4.35)

BlackRock International V.I. Class I Shares
12/31/2022	2,246,975	17.59	to	16.05	48,286,775	0.81	1.25	to	1.90	(25.63)		to	(25.98)
12/31/2021	2,416,086	23.63	to	21.68	69,756,137	0.65	1.25	to	1.75	7.33		to	6.79
12/31/2020	2,673,041	22.02	to	20.30	71,952,501	0.51	1.25	to	1.75	19.82		to	19.22
12/31/2019	2,991,541	18.38	to	17.03	67,221,355	1.17	1.25	to	1.75	30.48		to	29.83
12/31/2018	3,357,454	14.08	to	13.12	57,801,027	2.62	1.25	to	1.75	(22.80)		to	(23.19)

BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2022	1,831,168	37.19	to	33.93	56,899,032	-	1.25	to	1.90	(38.94)		to	(39.23)
12/31/2021	2,071,181	60.85	to	55.83	105,331,309	-	1.25	to	1.75	16.62		to	16.04
12/31/2020	2,352,250	52.18	to	48.11	102,671,804	-	1.25	to	1.75	41.96		to	41.25
12/31/2019	2,592,481	36.76	to	34.06	79,817,955	-	1.25	to	1.75	31.05		to	30.40
12/31/2018	2,925,988	28.05	to	26.12	68,807,315	-	1.25	to	1.75	1.73		to	1.22

BlackRock Managed Volatility V.I. Class I Shares
12/31/2022	218,665	28.16	to	28.16	6,157,835	-	1.35	to	1.35	4.79		to	4.79
12/31/2021	254,824	26.87	to	26.87	6,848,224	0.68	1.35	to	1.35	(0.67)		to	(0.67)
12/31/2020	286,172	27.06	to	27.06	7,742,393	3.75	1.35	to	1.35	2.18		to	2.18
12/31/2019	326,276	26.48	to	26.48	8,638,829	3.18	1.35	to	1.35	0.66		to	0.66
12/31/2018	372,449	26.30	to	26.30	9,796,302	1.71	1.35	to	1.35	(0.34)		to	(0.34)

BlackRock S&P 500 Index V.I. Class I Shares
12/31/2022	2,640,791	37.64	to	34.34	129,608,243	1.43	1.25	to	1.90	(19.32)		to	(19.71)
12/31/2021	2,881,178	46.61	to	42.77	175,484,464	1.27	1.25	to	1.75	26.94		to	26.31
12/31/2020	3,235,441	36.72	to	33.86	154,544,491	1.76	1.25	to	1.75	16.77		to	16.19
12/31/2019	3,622,981	31.45	to	29.14	147,683,495	2.15	1.25	to	1.75	29.71		to	29.07
12/31/2018	3,972,195	24.24	to	22.58	124,920,891	0.99	1.25	to	1.75	(5.80)		to	(6.27)

BlackRock Total Return V.I. Class I Shares
12/31/2022	4,531,938	13.12	to	11.97	78,042,869	2.33	1.25	to	1.90	(15.20)		to	(15.61)
12/31/2021	5,192,556	15.46	to	14.19	104,753,260	1.68	1.25	to	1.75	(2.66)		to	(3.14)
12/31/2020	5,496,313	15.88	to	14.65	116,668,243	2.19	1.25	to	1.75	7.54		to	7.00
12/31/2019	5,897,872	14.77	to	13.69	117,625,674	2.93	1.25	to	1.75	8.13		to	7.59
12/31/2018	6,297,785	13.66	to	12.72	117,824,934	2.78	1.25	to	1.75	(1.70)		to	(2.19)

BlackRock U.S. Government Bond V.I. Class I Shares
12/31/2022	1,968,576	11.55	to	10.54	34,476,561	1.53	1.25	to	1.90	(14.29)		to	(14.70)
12/31/2021	2,229,380	13.47	to	12.35	45,548,373	1.12	1.25	to	1.75	(2.82)		to	(3.31)
12/31/2020	2,450,733	13.86	to	12.78	51,946,763	1.82	1.25	to	1.75	5.14		to	4.62
12/31/2019	2,493,311	13.18	to	12.21	50,401,761	2.33	1.25	to	1.75	5.04		to	4.52
12/31/2018	2,646,121	12.55	to	11.69	51,178,408	2.18	1.25	to	1.75	(0.96)		to	(1.45)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Davis Value
12/31/2022	1,954,434	$25.58	to	$23.34	$48,344,790	1.25%	1.25%	to	1.90%	(21.20	) %	to	(21.58	) %
12/31/2021	2,103,081	32.43	to	29.76	66,061,750	0.57	1.25	to	1.75	16.39		to	15.81
12/31/2020	2,347,373	27.87	to	25.69	63,464,588	0.71	1.25	to	1.75	10.33		to	9.78
12/31/2019	2,628,930	25.26	to	23.40	64,512,429	1.58	1.25	to	1.75	29.54		to	28.89
12/31/2018	2,928,421	19.50	to	18.16	55,481,837	0.83	1.25	to	1.75	(14.68)		to	(15.11)

Eaton Vance VT Floating-Rate Income
12/31/2022	185,003	14.75	to	13.45	2,604,405	4.53	1.15	to	1.80	(3.92)		to	(4.40)
12/31/2021	221,913	15.34	to	14.07	3,256,637	2.90	1.15	to	1.65	2.44		to	1.93
12/31/2020	225,922	14.97	to	13.81	3,243,622	3.33	1.15	to	1.65	0.83		to	0.33
12/31/2019	246,364	14.85	to	13.76	3,517,180	4.31	1.15	to	1.65	5.86		to	5.33
12/31/2018	256,450	14.03	to	13.06	3,468,039	3.78	1.15	to	1.65	(1.22)		to	(1.72)

Federated Hermes Kaufmann II Primary Shares
12/31/2022	604,761	35.60	to	32.48	20,547,292	-	1.25	to	1.90	(31.03)		to	(31.36)
12/31/2021	652,665	51.57	to	47.31	32,168,775	-	1.25	to	1.75	1.24		to	0.73
12/31/2020	770,417	50.94	to	46.97	37,572,262	-	1.25	to	1.75	27.19		to	26.56
12/31/2019	927,072	40.05	to	37.11	35,605,041	-	1.25	to	1.75	32.16		to	31.50
12/31/2018	952,789	30.30	to	28.22	27,710,888	-	1.25	to	1.75	2.55		to	2.03

Federated Hermes Managed Volatility II Primary Shares
12/31/2022	133,796	10.84	to	10.60	1,440,632	1.88	1.25	to	1.90	(14.91)		to	(15.31)
12/31/2021	135,946	12.73	to	12.51	1,721,360	1.87	1.25	to	1.75	17.04		to	16.46
12/31/2020	162,722	10.87	to	10.74	1,763,046	2.72	1.25	to	1.75	(0.32)		to	(0.82)
12/31/2019	205,336	10.91	to	10.83	2,235,177	2.10	1.25	to	1.75	18.73		to	18.14
12/31/2018(1)	220,004	9.19	to	9.17	2,020,040	-	1.25	to	1.75	-		to	-

Franklin Templeton Foreign Class 2 Shares
12/31/2022	78,974	15.40	to	14.05	1,161,191	3.02	1.15	to	1.80	(8.73)		to	(9.19)
12/31/2021	83,980	16.87	to	15.47	1,357,120	1.86	1.15	to	1.65	2.97		to	2.45
12/31/2020	96,770	16.38	to	15.10	1,523,984	3.37	1.15	to	1.65	(2.29)		to	(2.78)
12/31/2019	106,302	16.76	to	15.53	1,716,049	1.75	1.15	to	1.65	11.24		to	10.69
12/31/2018	120,421	15.07	to	14.03	1,752,984	2.70	1.15	to	1.65	(16.41)		to	(16.83)

Franklin Templeton Growth Class 2 Shares
12/31/2022	76,608	16.65	to	15.19	1,209,755	0.16	1.15	to	1.80	(12.58)		to	(13.02)
12/31/2021	97,621	19.03	to	17.46	1,765,348	1.10	1.15	to	1.65	3.67		to	3.16
12/31/2020	104,480	18.36	to	16.93	1,828,963	3.03	1.15	to	1.65	4.59		to	4.07
12/31/2019	103,220	17.55	to	16.27	1,734,149	2.77	1.15	to	1.65	13.84		to	13.27
12/31/2018	106,873	15.42	to	14.36	1,582,082	2.00	1.15	to	1.65	(15.83)		to	(16.25)

Invesco V.I. American Franchise Series I Shares
12/31/2022	630,715	25.38	to	14.54	14,724,138	-	1.35	to	1.59	(32.04)		to	(32.20)
12/31/2021	668,398	37.34	to	21.45	22,987,749	-	1.35	to	1.59	10.43		to	10.16
12/31/2020	760,998	33.81	to	19.47	23,671,266	0.07	1.35	to	1.59	40.45		to	40.11
12/31/2019	913,144	24.07	to	13.90	20,332,816	-	1.35	to	1.59	34.92		to	34.60
12/31/2018	1,054,353	17.84	to	10.32	17,358,042	-	1.35	to	1.59	(4.92)		to	(5.15)

Invesco V.I. American Value Series I Shares
12/31/2022	20,687	10.11	to	10.02	208,139	0.78	1.25	to	1.90	(3.90)		to	(4.37)
12/31/2021(1)	21,577	10.51	to	10.48	226,473	0.44	1.25	to	1.75	-		to	-

Invesco V.I. Comstock Series I Shares
12/31/2022	1,880,971	33.12	to	30.22	62,029,656	1.57	1.25	to	1.90	(0.23)		to	(0.70)
12/31/2021	2,186,726	33.17	to	30.43	72,184,627	1.75	1.25	to	1.75	31.70		to	31.05
12/31/2020	2,659,636	25.18	to	23.22	66,647,765	2.48	1.25	to	1.75	(2.08)		to	(2.57)
12/31/2019	2,857,415	25.72	to	23.83	73,398,966	1.96	1.25	to	1.75	23.74		to	23.13
12/31/2018	3,259,212	20.78	to	19.36	67,764,066	1.68	1.25	to	1.75	(13.26)		to	(13.70)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. Core Equity Series I Shares
12/31/2022	1,395,902	$23.97	to	$23.02	$33,399,749	0.91%	1.35%	to	1.59%	(21.61	) %	to	(21.80	) %
12/31/2021	1,526,649	30.57	to	29.44	46,606,038	0.65	1.35	to	1.59	26.03		to	25.73
12/31/2020	1,737,672	24.26	to	23.41	42,097,241	1.33	1.35	to	1.59	12.32		to	12.05
12/31/2019	1,930,911	21.60	to	20.89	41,652,814	0.93	1.35	to	1.59	27.24		to	26.93
12/31/2018	2,159,367	16.98	to	16.46	36,614,142	0.88	1.35	to	1.59	(10.62)		to	(10.83)

Invesco V.I. EQV International Equity Series I Shares
12/31/2022	345,893	26.03	to	14.45	5,231,382	1.72	1.55	to	1.59	(19.56)		to	(19.59)
12/31/2021	368,111	32.36	to	17.97	6,915,157	1.28	1.55	to	1.59	4.26		to	4.22
12/31/2020	388,307	31.04	to	17.24	6,975,293	2.29	1.55	to	1.59	12.24		to	12.20
12/31/2019	447,137	27.65	to	15.37	7,125,474	1.51	1.55	to	1.59	26.60		to	26.54
12/31/2018	546,792	21.84	to	12.15	6,860,331	2.07	1.55	to	1.59	(16.29)		to	(16.33)

Invesco V.I. Main Street Series II Shares
12/31/2022	15,600	31.94	to	29.14	479,888	1.09	1.15	to	1.80	(21.28)		to	(21.67)
12/31/2021	18,517	40.54	to	37.20	724,642	0.50	1.15	to	1.65	25.78		to	25.15
12/31/2020	22,276	32.23	to	29.72	691,973	1.03	1.15	to	1.65	12.39		to	11.83
12/31/2019	37,632	28.68	to	26.58	1,046,855	0.81	1.15	to	1.65	30.23		to	29.58
12/31/2018	42,583	22.02	to	20.51	911,918	0.96	1.15	to	1.65	(9.15)		to	(9.61)

Invesco V.I. Main Street Mid Cap Series I Shares
12/31/2022	68,473	26.89	to	24.53	1,758,171	0.33	1.25	to	1.90	(15.39)		to	(15.81)
12/31/2021	82,172	31.75	to	29.13	2,498,558	0.43	1.25	to	1.75	21.71		to	21.11
12/31/2020	107,153	26.09	to	24.06	2,675,157	0.71	1.25	to	1.75	7.89		to	7.35
12/31/2019	114,410	24.18	to	22.41	2,652,365	0.50	1.25	to	1.75	23.72		to	23.10
12/31/2018	135,879	19.54	to	18.20	2,551,100	0.51	1.25	to	1.75	(12.46)		to	(12.90)

Janus Henderson - Enterprise Service Shares
12/31/2022	5,834	39.30	to	36.28	223,282	0.27	1.15	to	1.80	(17.17)		to	(17.58)
12/31/2021	6,767	47.41	to	44.03	311,936	0.27	1.15	to	1.65	15.21		to	14.63
12/31/2020	11,281	41.15	to	38.41	447,425	0.05	1.15	to	1.65	17.82		to	17.23
12/31/2019	17,753	34.93	to	32.76	600,783	0.05	1.15	to	1.65	33.61		to	32.95
12/31/2018	19,742	26.14	to	24.64	502,361	0.13	1.15	to	1.65	(1.81)		to	(2.30)

Janus Henderson - Forty Service Shares
12/31/2022	129,401	37.39	to	34.52	4,614,986	0.05	1.15	to	1.80	(34.54)		to	(34.86)
12/31/2021	167,947	57.08	to	53.00	9,143,248	0.53	1.15	to	1.65	21.20		to	20.59
12/31/2020	176,748	47.09	to	43.95	7,970,628	0.64	1.15	to	1.65	37.45		to	36.76
12/31/2019	194,787	34.26	to	32.14	6,427,510	0.02	1.15	to	1.65	35.29		to	34.61
12/31/2018	238,201	25.33	to	23.87	5,825,664	1.20	1.15	to	1.65	0.55		to	0.04

MFS® Growth Initial Class
12/31/2022	1,288,119	59.01	to	19.86	64,546,998	-	1.35	to	1.59	(32.55)		to	(32.71)
12/31/2021	1,399,173	87.49	to	29.52	105,910,022	-	1.35	to	1.59	21.88		to	21.58
12/31/2020	1,601,051	71.78	to	24.28	99,306,874	-	1.35	to	1.59	30.09		to	29.78
12/31/2019	1,818,062	55.18	to	18.71	86,146,511	-	1.35	to	1.59	36.30		to	35.97
12/31/2018	2,032,233	40.49	to	13.76	69,779,000	0.09	1.35	to	1.59	1.28		to	1.04

PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2022	674,293	9.10	to	8.30	5,855,753	21.89	1.25	to	1.90	7.18		to	6.65
12/31/2021	931,242	8.49	to	7.79	7,563,737	4.16	1.25	to	1.75	31.69		to	31.03
12/31/2020	1,245,915	6.44	to	5.94	7,696,210	6.39	1.25	to	1.75	0.09		to	(0.41)
12/31/2019	1,206,434	6.44	to	5.97	7,466,123	4.45	1.25	to	1.75	10.05		to	9.50
12/31/2018	1,315,751	5.85	to	5.45	7,423,665	2.09	1.25	to	1.75	(15.21)		to	(15.63)

PIMCO Low Duration Administrative Class
12/31/2022	3,064,401	11.57	to	10.68	34,040,544	1.60	1.25	to	1.90	(6.98)		to	(7.44)
12/31/2021	3,721,233	12.43	to	11.54	44,550,973	0.52	1.25	to	1.75	(2.16)		to	(2.65)
12/31/2020	3,675,392	12.70	to	11.86	45,062,295	1.22	1.25	to	1.75	1.71		to	1.20
12/31/2019	3,711,786	12.49	to	11.72	44,870,927	2.78	1.25	to	1.75	2.73		to	2.22
12/31/2018	3,796,153	12.16	to	11.46	44,803,746	1.91	1.25	to	1.75	(0.91)		to	(1.41)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

PIMCO Real Return Administrative Class
12/31/2022	1,477,103	$14.71	to	$13.42	$20,712,467	7.00%	1.25%	to	1.90%	(13.06	) %	to	(13.50	) %
12/31/2021	1,748,176	16.91	to	15.51	28,275,553	4.98	1.25	to	1.75	4.27		to	3.75
12/31/2020	1,819,507	16.21	to	14.95	28,285,343	1.40	1.25	to	1.75	10.33		to	9.78
12/31/2019	1,981,765	14.70	to	13.62	28,016,079	1.68	1.25	to	1.75	7.09		to	6.56
12/31/2018	2,091,521	13.72	to	12.78	27,693,008	2.47	1.25	to	1.75	(3.43)		to	(3.91)
PIMCO Total Return Administrative Class
12/31/2022	7,340,815	15.02	to	13.70	115,795,058	2.59	1.25	to	1.90	(15.45)		to	(15.85)
12/31/2021	8,290,671	17.75	to	16.28	154,677,223	1.82	1.25	to	1.75	(2.49)		to	(2.98)
12/31/2020	8,926,116	18.20	to	16.78	171,674,446	2.13	1.25	to	1.75	7.30		to	6.76
12/31/2019	9,641,417	16.96	to	15.72	173,221,565	3.02	1.25	to	1.75	7.01		to	6.48
12/31/2018	10,491,439	15.85	to	14.77	176,625,425	2.54	1.25	to	1.75	(1.77)		to	(2.27)
Pioneer High Yield VCT Class II Shares
12/31/2022	102,449	18.01	to	16.43	1,761,068	4.80	1.20	to	1.85	(12.56)		to	(13.00)
12/31/2021	126,813	20.58	to	18.88	2,500,758	4.88	1.20	to	1.70	4.19		to	3.67
12/31/2020	130,278	19.75	to	18.21	2,474,038	5.16	1.20	to	1.70	0.76		to	0.26
12/31/2019	140,276	19.60	to	18.17	2,652,274	4.67	1.20	to	1.70	12.92		to	12.36
12/31/2018	148,851	17.36	to	16.17	2,498,228	4.46	1.20	to	1.70	(5.10)		to	(5.57)
Pioneer Real Estate Shares VCT Class II Shares
12/31/2022	63,077	18.35	to	17.02	1,116,776	1.61	1.25	to	1.90	(31.93)		to	(32.27)
12/31/2021	61,819	26.93	to	25.14	1,611,905	0.99	1.25	to	1.75	39.01		to	38.31
12/31/2020	74,714	19.38	to	18.17	1,405,253	1.48	1.25	to	1.75	(8.77)		to	(9.23)
12/31/2019	92,385	21.24	to	20.02	1,915,529	1.94	1.25	to	1.75	26.32		to	25.69
12/31/2018	100,093	16.81	to	15.93	1,646,161	2.35	1.25	to	1.75	(8.69)		to	(9.15)
TA Aegon Sustainable Equity Income Service Class
12/31/2022	2,410,840	14.39	to	13.76	33,892,394	1.84	1.25	to	1.90	(13.00)		to	(13.44)
12/31/2021	2,822,392	16.53	to	15.89	45,723,357	1.88	1.25	to	1.75	20.60		to	20.00
12/31/2020	3,439,902	13.71	to	13.24	46,322,059	2.88	1.25	to	1.75	(8.74)		to	(9.19)
12/31/2019	3,069,502	15.02	to	14.58	45,414,806	2.20	1.25	to	1.75	22.04		to	21.43
12/31/2018	3,569,691	12.31	to	12.01	43,400,276	1.92	1.25	to	1.75	(12.79)		to	(13.23)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2022	268,210	11.41	to	11.41	3,060,657	1.31	1.35	to	1.35	(16.42)		to	(16.42)
12/31/2021	268,462	13.65	to	13.65	3,665,484	1.10	1.35	to	1.35	4.32		to	4.32
12/31/2020	288,967	13.09	to	13.09	3,781,889	2.08	1.35	to	1.35	5.22		to	5.22
12/31/2019	283,215	12.44	to	12.44	3,522,633	2.02	1.35	to	1.35	9.74		to	9.74
12/31/2018	270,976	11.33	to	11.33	3,071,186	1.63	1.35	to	1.35	(4.20)		to	(4.20)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2022	238,235	11.44	to	11.44	2,726,120	1.32	1.35	to	1.35	(18.25)		to	(18.25)
12/31/2021	260,519	14.00	to	14.00	3,646,489	0.89	1.35	to	1.35	6.88		to	6.88
12/31/2020	266,843	13.10	to	13.10	3,494,642	1.86	1.35	to	1.35	1.86		to	1.86
12/31/2019	304,375	12.86	to	12.86	3,913,275	1.91	1.35	to	1.35	9.64		to	9.64
12/31/2018	281,488	11.73	to	11.73	3,300,869	1.53	1.35	to	1.35	(5.46)		to	(5.46)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2022	99,377	11.13	to	11.13	1,105,936	1.30	1.35	to	1.35	(19.41)		to	(19.41)
12/31/2021	104,861	13.81	to	13.81	1,447,980	0.55	1.35	to	1.35	6.18		to	6.18
12/31/2020	113,895	13.01	to	13.01	1,481,201	1.86	1.35	to	1.35	(3.39)		to	(3.39)
12/31/2019	112,837	13.46	to	13.46	1,518,949	1.59	1.35	to	1.35	9.86		to	9.86
12/31/2018	131,361	12.25	to	12.25	1,609,579	1.37	1.35	to	1.35	(7.22)		to	(7.22)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2022	56,787	$11.53	to	$11.53	$654,577	1.32%	1.35%	to	1.35%	(17.02	) %	to	(17.02	) %
12/31/2021	40,348	13.89	to	13.89	560,453	0.54	1.35	to	1.35	7.70		to	7.70
12/31/2020	54,035	12.90	to	12.90	696,889	1.69	1.35	to	1.35	(1.88)		to	(1.88)
12/31/2019	52,147	13.14	to	13.14	685,445	1.64	1.35	to	1.35	14.51		to	14.51
12/31/2018	55,150	11.48	to	11.48	633,083	1.70	1.35	to	1.35	(4.62)		to	(4.62)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2022	15,147	12.36	to	12.36	187,269	1.24	1.35	to	1.35	(18.03)		to	(18.03)
12/31/2021	31,983	15.08	to	15.08	482,390	0.29	1.35	to	1.35	12.87		to	12.87
12/31/2020	29,063	13.36	to	13.36	388,358	1.62	1.35	to	1.35	(3.48)		to	(3.48)
12/31/2019	29,119	13.84	to	13.84	403,116	1.38	1.35	to	1.35	15.26		to	15.26
12/31/2018	27,578	12.01	to	12.01	331,239	0.96	1.35	to	1.35	(6.02)		to	(6.02)
TA BlackRock iShares Edge 40 Service Class
12/31/2022	18,896	11.97	to	11.10	220,094	1.56	1.25	to	1.90	(15.56)		to	(15.98)
12/31/2021	20,994	14.16	to	13.22	290,109	1.45	1.25	to	1.75	4.46		to	3.94
12/31/2020	34,294	13.56	to	12.71	449,464	2.20	1.25	to	1.75	8.09		to	7.55
12/31/2019	46,050	12.54	to	11.82	557,264	1.98	1.25	to	1.75	13.67		to	13.11
12/31/2018	48,326	11.03	to	10.45	516,092	1.65	1.25	to	1.75	(5.62)		to	(6.09)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2022	328,727	12.98	to	12.98	4,266,054	1.54	1.35	to	1.35	(15.41)		to	(15.41)
12/31/2021	335,962	15.34	to	15.34	5,154,311	1.26	1.35	to	1.35	7.89		to	7.89
12/31/2020	319,816	14.22	to	14.22	4,547,851	2.03	1.35	to	1.35	2.79		to	2.79
12/31/2019	384,671	13.83	to	13.83	5,321,555	1.98	1.35	to	1.35	14.10		to	14.10
12/31/2018	334,959	12.12	to	12.12	4,061,348	1.73	1.35	to	1.35	(5.83)		to	(5.83)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2022	280,218	11.88	to	11.88	3,330,019	1.60	1.35	to	1.35	(13.01)		to	(13.01)
12/31/2021	278,281	13.66	to	13.66	3,801,538	1.64	1.35	to	1.35	1.38		to	1.38
12/31/2020	276,194	13.47	to	13.47	3,721,597	2.11	1.35	to	1.35	3.51		to	3.51
12/31/2019	329,584	13.02	to	13.02	4,290,599	2.01	1.35	to	1.35	10.69		to	10.69
12/31/2018	356,948	11.76	to	11.76	4,198,200	1.95	1.35	to	1.35	(4.90)		to	(4.90)
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2022	181,960	14.93	to	14.93	2,716,779	1.40	1.35	to	1.35	(15.66)		to	(15.66)
12/31/2021	175,571	17.70	to	17.70	3,108,267	0.89	1.35	to	1.35	12.52		to	12.52
12/31/2020	185,343	15.73	to	15.73	2,916,248	1.84	1.35	to	1.35	2.82		to	2.82
12/31/2019	268,736	15.30	to	15.30	4,112,462	1.77	1.35	to	1.35	17.81		to	17.81
12/31/2018	273,090	12.99	to	12.99	3,547,352	1.59	1.35	to	1.35	(8.41)		to	(8.41)
TA International Focus Initial Class
12/31/2022	1,675,665	11.12	to	11.12	18,634,634	2.97	1.35	to	1.35	(21.11)		to	(21.11)
12/31/2021	1,797,151	14.10	to	14.10	25,335,072	1.21	1.35	to	1.35	9.33		to	9.33
12/31/2020	2,025,811	12.89	to	12.89	26,120,964	2.24	1.35	to	1.35	19.28		to	19.28
12/31/2019	2,326,132	10.81	to	10.81	25,146,132	1.63	1.35	to	1.35	25.97		to	25.97
12/31/2018	2,608,040	8.58	to	8.58	22,381,298	1.21	1.35	to	1.35	(18.82)		to	(18.82)
TA Janus Balanced Service Class
12/31/2022	152,839	13.95	to	13.54	2,102,698	0.84	1.25	to	1.90	(17.86)		to	(18.27)
12/31/2021	161,619	16.97	to	16.57	2,712,645	1.14	1.25	to	1.75	14.01		to	13.44
12/31/2020	163,023	14.89	to	14.61	2,405,758	1.51	1.25	to	1.75	12.89		to	12.33
12/31/2019	165,518	13.19	to	13.00	2,168,477	1.28	1.25	to	1.75	20.26		to	19.66
12/31/2018	132,419	10.96	to	10.87	1,446,353	1.04	1.25	to	1.75	(1.31)		to	(1.81)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Janus Mid-Cap Growth Service Class
12/31/2022	643,620	$24.28	to	$22.97	$15,188,952	-%	1.25%	to	1.90%	(18.03	) %	to	(18.44	) %
12/31/2021	713,855	29.60	to	28.16	20,602,914	0.10	1.25	to	1.75	15.54		to	14.96
12/31/2020	837,142	25.62	to	24.49	20,963,332	0.04	1.25	to	1.75	17.45		to	16.87
12/31/2019	959,825	21.81	to	20.96	20,519,678	-	1.25	to	1.75	34.64		to	33.96
12/31/2018	1,214,087	16.20	to	15.65	19,335,112	-	1.25	to	1.75	(2.69)		to	(3.18)
TA JPMorgan Enhanced Index Initial Class
12/31/2022	59,404	16.11	to	15.67	946,648	0.64	1.15	to	1.80	(19.35)		to	(19.75)
12/31/2021	66,563	19.96	to	19.53	1,317,798	0.81	1.15	to	1.65	28.63		to	27.99
12/31/2020	78,583	15.52	to	15.26	1,211,504	1.45	1.15	to	1.65	18.79		to	18.20
12/31/2019	104,551	13.06	to	12.91	1,360,294	1.19	1.15	to	1.65	29.54		to	28.89
12/31/2018	110,445	10.08	to	10.01	1,111,092	1.12	1.15	to	1.65	(7.09)		to	(7.56)
TA Market Participation Strategy Service Class
12/31/2022	52,574	16.05	to	16.05	843,775	0.03	1.35	to	1.35	(16.44)		to	(16.44)
12/31/2021	50,385	19.21	to	19.21	967,710	0.50	1.35	to	1.35	12.92		to	12.92
12/31/2020	50,586	17.01	to	17.01	860,449	0.30	1.35	to	1.35	18.72		to	18.72
12/31/2019	1,551	14.33	to	14.33	22,227	0.92	1.35	to	1.35	16.99		to	16.99
12/31/2018	1,551	12.25	to	12.25	18,999	0.37	1.35	to	1.35	(4.04)		to	(4.04)
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	89,905	8.86	to	8.71	790,326	-	1.15	to	1.80	(60.33)		to	(60.53)
12/31/2021	73,837	22.31	to	22.07	1,639,361	-	1.15	to	1.65	(1.67)		to	(2.16)
12/31/2020	105,119	22.69	to	22.56	2,380,679	-	1.15	to	1.65	115.38		to	114.31
12/31/2019(1)	149,328	10.53	to	10.53	1,572,564	-	1.15	to	1.65	-		to	-
TA Morgan Stanley Global Allocation Service Class
12/31/2022	14,420	11.45	to	11.43	164,793	0.10	1.55	to	1.59	(19.03)		to	(19.06)
12/31/2021	15,058	14.15	to	14.12	212,600	0.46	1.55	to	1.59	6.51		to	6.47
12/31/2020	16,372	13.28	to	13.26	217,107	1.06	1.55	to	1.59	16.52		to	16.47
12/31/2019	24,730	11.40	to	11.39	281,570	0.96	1.55	to	1.59	16.03		to	15.99
12/31/2018	14,662	9.82	to	9.82	143,925	0.59	1.55	to	1.59	(9.05)		to	(9.09)
TA Multi-Managed Balanced Service Class
12/31/2022	32,350	13.45	to	13.05	428,878	0.98	1.25	to	1.90	(17.59)		to	(18.00)
12/31/2021	27,333	16.30	to	15.92	439,996	0.95	1.25	to	1.75	15.34		to	14.76
12/31/2020	28,822	14.13	to	13.87	403,268	1.26	1.25	to	1.75	14.17		to	13.60
12/31/2019	31,331	12.38	to	12.21	385,113	1.44	1.25	to	1.75	19.99		to	19.39
12/31/2018	18,208	10.32	to	10.23	187,163	1.85	1.25	to	1.75	(5.10)		to	(5.58)
TA PIMCO Tactical - Balanced Service Class
12/31/2022	82,560	12.48	to	12.48	1,030,398	0.56	1.35	to	1.35	(20.73)		to	(20.73)
12/31/2021	86,577	15.74	to	15.74	1,363,108	-	1.35	to	1.35	4.96		to	4.96
12/31/2020	86,099	15.00	to	15.00	1,291,467	3.32	1.35	to	1.35	7.40		to	7.40
12/31/2019	76,864	13.97	to	13.97	1,073,518	0.16	1.35	to	1.35	18.07		to	18.07
12/31/2018	78,278	11.83	to	11.83	925,937	3.66	1.35	to	1.35	(8.19)		to	(8.19)
TA PIMCO Tactical - Conservative Service Class
12/31/2022	89,036	12.27	to	12.27	1,092,227	1.06	1.35	to	1.35	(18.40)		to	(18.40)
12/31/2021	90,229	15.03	to	15.03	1,356,437	1.02	1.35	to	1.35	2.81		to	2.81
12/31/2020	101,984	14.62	to	14.62	1,491,205	1.40	1.35	to	1.35	8.42		to	8.42
12/31/2019	109,406	13.49	to	13.49	1,475,519	0.10	1.35	to	1.35	15.99		to	15.99
12/31/2018	85,882	11.63	to	11.63	998,592	3.36	1.35	to	1.35	(6.43)		to	(6.43)
TA PIMCO Tactical - Growth Service Class
12/31/2022	27,461	13.67	to	13.67	375,378	-	1.35	to	1.35	(19.12)		to	(19.12)
12/31/2021	28,432	16.90	to	16.90	480,551	-	1.35	to	1.35	7.75		to	7.75
12/31/2020	24,275	15.69	to	15.69	380,802	4.00	1.35	to	1.35	7.63		to	7.63
12/31/2019	27,370	14.58	to	14.58	398,923	-	1.35	to	1.35	19.93		to	19.93
12/31/2018	28,066	12.15	to	12.15	341,096	3.02	1.35	to	1.35	(8.93)		to	(8.93)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Small/Mid Cap Value Service Class
12/31/2022	912,306	$27.83	to	$25.82	$24,438,311	0.33%	1.25%	to	1.90%	(9.73	) %	to	(10.18	) %
12/31/2021	1,103,149	30.81	to	28.75	32,818,948	0.48	1.25	to	1.75	26.23		to	25.60
12/31/2020	1,399,631	24.41	to	22.89	33,058,726	1.01	1.25	to	1.75	2.45		to	1.94
12/31/2019	1,425,805	23.82	to	22.46	32,964,565	0.74	1.25	to	1.75	23.39		to	22.77
12/31/2018	1,671,502	19.31	to	18.29	31,427,668	0.66	1.25	to	1.75	(12.74)		to	(13.18)
TA T. Rowe Price Small Cap Initial Class
12/31/2022	642,403	13.81	to	13.43	8,685,126	-	1.15	to	1.80	(23.33)		to	(23.72)
12/31/2021	659,370	18.00	to	17.61	11,666,579	-	1.15	to	1.65	10.10		to	9.55
12/31/2020	725,347	16.35	to	16.07	11,704,719	-	1.15	to	1.65	22.15		to	21.54
12/31/2019	810,999	13.38	to	13.22	10,755,606	-	1.15	to	1.65	31.25		to	30.60
12/31/2018	928,039	10.20	to	10.13	9,411,334	-	1.15	to	1.65	(8.15)		to	(8.61)
TA TS&W International Equity Service Class
12/31/2022	203,638	10.50	to	10.21	2,109,491	3.09	1.15	to	1.80	(15.68)		to	(16.10)
12/31/2021	226,727	12.44	to	12.17	2,792,334	1.66	1.15	to	1.65	11.91		to	11.35
12/31/2020	262,571	11.12	to	10.93	2,896,657	2.98	1.15	to	1.65	4.99		to	4.46
12/31/2019	262,152	10.59	to	10.47	2,761,038	1.18	1.15	to	1.65	19.36		to	18.76
12/31/2018	279,901	8.87	to	8.81	2,475,543	1.64	1.15	to	1.65	(16.67)		to	(17.08)
TA WMC US Growth Service Class
12/31/2022	1,154,315	27.76	to	25.76	30,860,459	-	1.15	to	1.80	(32.35)		to	(32.69)
12/31/2021	1,070,497	41.01	to	38.27	42,407,452	-	1.15	to	1.65	19.00		to	18.40
12/31/2020	1,286,454	34.46	to	32.33	42,928,025	-	1.15	to	1.65	35.37		to	34.70
12/31/2019	1,690,125	25.46	to	24.00	41,770,925	-	1.15	to	1.65	38.08		to	37.39
12/31/2018	2,225,112	18.44	to	17.47	39,957,696	0.27	1.15	to	1.65	(1.18)		to	(1.68)
Wanger Acorn
12/31/2022	281,626	31.13	to	28.39	8,357,023	-	1.25	to	1.90	(34.34)		to	(34.67)
12/31/2021	287,666	47.37	to	43.46	13,008,027	0.74	1.25	to	1.75	7.55		to	7.01
12/31/2020	311,316	44.04	to	40.61	13,128,513	-	1.25	to	1.75	22.69		to	22.07
12/31/2019	359,279	35.90	to	33.27	12,392,572	0.26	1.25	to	1.75	29.47		to	28.83
12/31/2018	426,380	27.73	to	25.82	11,402,884	0.09	1.25	to	1.75	(2.69)		to	(3.18)
Wanger International
12/31/2022	1,329,373	14.58	to	13.46	18,628,060	0.89	1.25	to	1.90	(34.72)		to	(35.04)
12/31/2021	1,192,700	22.32	to	20.73	25,662,658	0.57	1.25	to	1.75	17.33		to	16.75
12/31/2020	1,436,353	19.02	to	17.75	26,398,450	2.21	1.25	to	1.75	12.94		to	12.38
12/31/2019	1,597,640	16.84	to	15.80	26,068,778	0.81	1.25	to	1.75	28.38		to	27.74
12/31/2018	1,920,757	13.12	to	12.37	24,487,684	1.97	1.25	to	1.75	(18.73)		to	(19.14)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.05%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA Morgan Stanley Capital Growth Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TS&W International Equity Service Class	-0.10%
TA WMC US Growth Service Class	-0.10%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.